UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investment Grade Bond Fund

Semiannual Report
11.30.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 2 1

Notes to financial
statements
page 2 8

For more information
page 4 0

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income, consistent with preservation of capital and maintenance of liquidity, by normally investing at least 80% of its assets in investment grade bonds (securities rated from AAA to BBB.)

Over the last six months

► Bonds rallied, buoyed by weaker economic data, a decline in inflation and the Federal Reserve’s decision to stop raising interest rates.

► The biggest winners were bonds with a yield advantage over Treasuries, which attracted investors looking for added yield.

► The Fund benefited from above-average stakes and positive security selection in both the mortgage and corporate sectors.

Top 10 issuers

Federal National Mortgage Assn.	24.3%	Countrywide Home Loans LP	3.0%

Federal Home Loan Mortgage Corp.	10.8%	Goldman Sachs Group, Inc.	2.2%

United States Treasury	5.8%	Bear Stearns Co., Inc. (The)	2.0%

Bank of America	3.8%	Federal Home Loan Bank	1.7%

JPMorgan Chase	3.4%	Merrill Lynch & Co., Inc.	1.7%

As a percentage of net assets on November 30, 2006.

1

Managers’ report

John Hancock
Investment Grade Bond Fund

Adverse news for the economy was welcome news for the bond market, which rallied during the six months ended November 30, 2006. Gross domestic product (GDP), a measure of economic growth, steadily declined, from 5.6% in the first quarter to 2.2% in the third quarter. This latter reading was the lowest level since the first quarter of 2003, excluding a GDP drop in 2005 related to Hurricane Katrina. Much of the economic slowdown came from weakness in the housing market, which had been the biggest driver of growth in recent years. In turn, inflation, as measured by the Consumer Price Index, eased. Although job growth was decent, the Federal Reserve decided to hold the federal funds rate — the rate banks charge each other for overnight loans — steady after a single hike in June to 5.25% . As bond yields dropped, bond prices moved higher.

Bonds with added yield led the way

The biggest gains in the rally came from bonds with a yield advantage over Treasuries, including mortgage, corporate and high yield securities. They benefited from expectations that the economy would slow but not go into recession, ensuring ample liquidity in the monetary system. In addition, demand was strong as investors continued to search for added yield. Defaults, which tend to push investors away from higher-yielding investments, were non-existent. During this time, the yield curve — a graph that plots the yields on short- to long-term bonds

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Bellsouth	▲	30-year bonds’ prices sharply rallied as yields fell
Ford Motor Credit	▲	Investor speculation about spin-off from parent company
Harrah’s	▼	Unexpected announcement that company would go private

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC Barry H. Evans, CFA, Howard C. Greene, CFA, and Jeffrey N. Given, CFA

— inverted, with 30-year bond yields dropping slightly below yields on two-year issues.

Performance review

John Hancock Investment Grade Bond Fund’s Class A, Class B, Class C, and Class I shares returned 5.67%, 5.28%, 5.28% and 5.85%, respectively, at net asset value, over the six months ended November 30, 2006. Over the same period, the Lehman Brothers Aggregate Bond Index returned 5.93%, and the Morningstar, Inc. intermediate term bond fund category average was 5.46% .1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested for the entire period and  did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

“Adverse news for the economy
  was welcome news for the bond
  market, which rallied during the
  six months ended November 30,
  2006.“

The Fund benefited from above-average stakes and positive security selection in the mortgage and corporate bond sectors. In addition, the Fund was more sensitive to interest rates changes than the index or its peer group, which helped as bonds rallied. Expenses, which a managed fund has and an index, which cannot be invested in directly, does not, accounted for the difference between the Fund’s performance and that of the index.

QUALITY
DISTRIBUTION[2]
AAA	65%
AA	5%
A	8%
BBB	19%
BB	1%

Mortgage sector generated strong returns

Mortgage bonds did well, benefiting from a slowdown in home refinancings. Among the best performers were traditional mortgage bonds with higher coupons (or stated interest rates) of 6% or 6.5%, which the Fund favored. In addition, the Fund had a sizable stake in commercial mortgage-backed

Investment Grade Bond Fund

3

securities (CMBS), which were strong performers. CMBS are high-quality mortgages issued for large commercial buildings, such as office buildings or shopping malls. We found CMBS attractively priced, with little risk that they would be paid off before maturity, and yields similar to 30-year issues. CMBS rallied as spreads — or the difference between the yields on CMBS and Treasuries — narrowed. In addition, CMBS benefited as they attracted more investor interest. The Fund had a bigger stake than the index in adjustable rate mortgage bonds (ARMs), which are less sensitive to interest rate changes than traditional mortgage bonds. They also offered added yield and high credit quality. In total, mortgage-related securities represented about 60% of assets at period end.

Corporate bonds gave an added boost to performance

Returns from the corporate sector were also strong for the Fund, thanks to positive security selection and an overweight relative to the index and peer group. Corporate bonds benefited as spreads narrowed. Within the sector, our biggest focus was on financials and utilities, which tend to keep their credit ratings stable so as not to increase their financing costs. The rest of our corporate investments were diversified across sectors and issuers.

INDUSTRY DISTRIBUTION[2]
Government — U.S.
agency	37%
Mortgage bonds	27%
Financials	12%
Government — U.S.	6%
Utilities	5%
Consumer discretionary	3%
Energy	2%
Telecommunication
services	2%
Industrials	2%
Health care	1%
Consumer staples	1%

Top performers included 30-year, A-rated bonds issued by Bellsouth Corp., an integrated telecom provider that serves the South and owns a 40% stake in Cingular Wireless. The Bellsouth bonds benefited from being longer-maturity issues, which appreciated more than shorter-maturity bonds during the period. Ford Motor Credit Co., the financing arm of Ford Motor Company, also saw its bonds rally nicely, as investors anticipated that Ford Motor might follow General Motors’ lead and spin off its financing subsidiary. The Ford bonds, which we bought when they were investment grade, had B ratings, which also enhanced the portfolio’s yield. On the downside were some shorter-maturity bonds that were less sensitive to falling interest rates. In addition, bonds issued by Harrah’s Operating Co., Inc., a gaming company, detracted from returns as the company unexpectedly announced it was being taken private. This move triggered concerns about added debt on the balance sheet, a decline in cash after the company paid equity shareholders, and the prospect of less financial disclosure.

Investment Grade Bond Fund

4

Focus was on intermediate-maturity Treasury issues

In the Treasury sector, the Fund benefited from our focus on bonds with five- to 10-year maturities, which we thought would do best as the yield curve began to steepen. The Fund also had a below-average stake in Treasuries, which did not keep pace with  other sectors as spreads narrowed. In the government agency sector, a relatively small piece of the portfolio, our emphasis on bonds with a fixed maturity date, known as bulleted issues, worked well. We avoided callable issues because we were concerned they would be redeemed before maturity as interest rates fell.

“The Fund benefited from above-
  average stakes and positive
  security selection in the
  mortgage and corporate
  bond sectors.”

Cautious optimism

We expect more modest economic growth in 2007, which should benefit bonds. We believe the housing slowdown will continue, as home affordability levels are the worst in 20 years and new home starts continue to decline. However, we do not expect  a recession, especially if below-trend GDP pushes the Fed to cut interest rates. A decline in energy prices or inflation could be further positives for the bond market. In this type of environment, we expect bonds with a yield advantage over Treasuries to continue to perform well. Going forward, we plan to continue to monitor economic data closely for its impact on the bond market.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on November 30, 2006.

Investment Grade Bond Fund

5

A look at performance

For the periods ending November 30, 2006

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-06

A	12-31-91	0.79%	3.64%	5.24%	—	0.90%	0.79%	19.55%	66.72%	—	4.49%

B	12-31-91	–0.25	3.48	5.11	—	0.28	–0.25	18.67	64.57	—	3.95

C	4-1-99	3.75	3.82	—	4.68%	4.28	3.75	20.64	—	42.01%	3.95

I1	7-28-03	5.95	—	—	4.14	5.85	5.95	—	—	14.51	5.03

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Investment Grade Bond Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Aggregate Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	11-30-96	$16,457	$16,457	$18,248

C1	4-1-99	14,201	14,201	15,556

I [2]	7-28-03	11,451	11,451	11,498

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

Investment Grade Bond Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,056.70	$5.04

Class B	1,000.00	1,052.80	8.83

Class C	1,000.00	1,052.80	8.83

Class I	1,000.00	1,058.50	3.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Investment Grade Bond Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,020.20	$4.95

Class B	1,000.00	1,016.50	8.67

Class C	1,000.00	1,016.50	8.67

Class I	1,000.00	996.80	3.19

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.97%, 1.72%, 1.72% and 0.63% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Investment Grade Bond Fund

9

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 11-30-06 (unaudited)

This schedule is divided into four main categories: bonds, preferred stocks, U.S.
government and agencies securities, and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 55.15%					$71,181,326
(Cost $70,856,866)

Airlines 0.09%					118,861

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545%	02-02-19	A–	$116	118,861

Asset Management & Custody Banks 0.87%					1,119,567

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	1,130	1,119,567

Broadcasting & Cable TV 1.06%					1,363,765

Comcast Cable Communications
Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	750	863,065

Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	255	259,713

Cox Communications, Inc.,
Note (S)	5.875	12-01-16	BBB–	240	240,987

Casinos & Gaming 0.77%					993,685

Harrah’s Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	BBB–	525	509,013

Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB–	175	171,036

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB–	315	313,636

Construction & Engineering 0.13%					170,104

Owens Corning, Inc.,
Sr Note (S)	6.500	12-01-16	BBB–	165	170,104

Consumer Finance 1.57%					2,030,332

CIT Group, Inc.,
Note	5.850	09-15-16	A	795	817,772

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB–	705	703,821

HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15
then variable)	5.911	11-30-35	BBB+	500	508,739

See notes to financial statements

Investment Grade Bond Fund

10

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks 0.73%					$940,376

Banco Mercantil del Norte SA,
Sub Note (Mexico) (S)	6.862%	10-13-21	Baa2	$210	216,341

Chuo Mitsui Trust & Banking Co. Ltd.,
Perpetual Sub Note (5.506% to

04-15-15 then variable) (Japan) (S)	5.506	12-15-49	Baa2	370	359,069

Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United Kingdom) (S)	6.267	11-14-16	A	360	364,966

Diversified Commercial Services 0.61%					786,308

Crane Co.,
Bond	6.550	11-15-36	BBB	255	258,017

Hutchison Whampoa
International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A–	500	528,291

Diversified Financial Services 2.33%					3,004,103

American Express Co.,
Note	6.800	09-01-66	A	285	307,266

Capital One Capital III,
Gtd Jr Sub Note	7.686	08-15-36	BBB–	430	499,140

JP Morgan Chase Capital XX,
Jr Sub Note Ser T	6.550	09-29-36	A–	380	401,095

Nissan Motor Acceptance Corp.,
Sr Note (S)	5.625	03-14-11	BBB+	385	388,775

Siemens Financierings NV,
Note (Netherlands) (L)(S)	6.125	08-17-26	AA–	540	571,454

St. George Funding Co.,
Perpetual Bond (8.485% to
06-30-17 then variable)
(Australia) (S)	8.485	12-31-49	Baa1	795	836,373

Diversified Metals & Mining 0.18%					235,435

Vale Overseas Ltd.,
Bond (Cayman Islands)	6.875	11-21-36	BBB	230	235,435

Electric Utilities 4.88%					6,295,885

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates) (S)	6.500	10-27-36	A+	465	493,660

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	1,020	1,158,832

BVPS II Funding Corp.,
Collateralized Lease Bond	8.330	12-01-07	BB+	373	373,489

Dominion Resources, Inc.,
Jr Sub Note (6.300% to 09-30-11
then variable)	6.300	09-30-66	BB+	305	310,136

FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB–	240	240,711

FPL Group Capital, Inc.,
Jr Sec Sub Note (6.350% to
10-01-16 then variable)	6.350	10-01-66	BBB+	270	278,729

See notes to financial statements

Investment Grade Bond Fund

11

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities (continued)

HQI Transelect Chile SA,
Sr Note (Chile)	7.875%	04-15-11	A–	$800	$855,744

Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	388	423,887

Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB	325	341,165

System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	818	803,602

TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB–	500	505,454

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB–	490	510,476

Electronic Equipment Manufacturers 0.39%					506,954

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB–	480	506,954

Health Care Facilities 0.29%					371,740

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	365	371,740

Health Care Services 0.28%					363,673

WellPoint, Inc.,
Bond	5.250	01-15-16	BBB+	365	363,673

Industrial Machinery 0.33%					426,468

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	400	426,468

Insurance Brokers 0.35%					455,964

Mantis Reef Ltd.,
Note (Australia) (S)	4.692	11-14-08	A–	460	455,964
Integrated Oil & Gas 0.33%					422,062

Pemex Project Funding
Master Trust,
Gtd Note	9.125	10-13-10	BBB	375	422,062

Integrated Telecommunication Services 0.98%					1,261,337

Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	264,528
Deb	6.300	12-15-15	A	467	476,332

Sprint Capital Corp.,
Sr Gtd Note	6.875	11-15-28	BBB+	500	520,477

Investment Banking & Brokerage 1.30%					1,674,274

Bear Stearns Co., Inc. (The),
Sub Note	5.550	01-22-17	A	235	237,282

Goldman Sachs Group, Inc. (The),
Sr Note	5.750	10-01-16	AA–	230	237,013
Sub Note	6.450	05-01-36	A+	355	380,823

Merrill Lynch & Co., Inc.,
Sub Note	6.050	05-16-16	A	335	351,832

Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	440	467,324

See notes to financial statements

Investment Grade Bond Fund

12

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Life & Health Insurance 0.43%					$557,258

AmerUs Group Co.,
Sr Note	6.583%	05-16-11	Baa3	$250	261,042

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	295	296,216

Movies & Entertainment 0.24%					309,817

Time Warner, Inc.,
Gtd Deb	6.500	11-15-36	BBB+	175	178,703
Note	5.875	11-15-16	BBB+	130	131,114

Multi-Line Insurance 1.30%					1,683,170

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	210	213,582

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	205	214,187

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	520	587,204

Partnerre Finance,
Gtd Note (6.440% to 12-01-16
then variable)	6.440	12-01-66	BBB+	265	269,287

Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A–	380	398,910

Multi-Media 0.61%					784,894

News America Holdings,
Deb	9.500	07-15-24	BBB–	600	784,894

Office Services & Supplies 0.28%					356,232

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	335	356,232

Oil & Gas Exploration & Production 0.15%					197,989

Kerr-McGee Corp.,
Gtd Sec Note	6.950	07-01-24	BBB–	180	197,989

Oil & Gas Refining & Marketing 0.90%					1,164,466

Enterprise Products Operating LP,
Gtd Sr Note Ser B	6.375	02-01-13	BB+	655	681,980

Premcor Refining Group, Inc.,
Sr Note	9.500	02-01-13	BBB–	160	173,488
Gtd Sr Note	6.750	05-01-14	BBB	300	308,998

Oil & Gas Storage & Transportation 0.92%					1,186,964

Energy Transfer Partners LP,
Gtd Sr Note	5.950	02-01-15	Baa3	420	429,207
Sr Note	6.625	10-15-36	Baa3	185	196,145

Magellan Midstream Partners LP,
Note	6.450	06-01-14	BBB	285	297,879

ONEOK Partners LP,
Note	6.650	10-01-36	BBB	250	263,733
Paper Products 0.16%					209,919

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	210	209,919

See notes to financial statements

Investment Grade Bond Fund

13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Pharmaceuticals 0.79%					$1,015,498

Wyeth,
Note	5.500%	03-15-13	A	$1,000	1,015,498

Property & Casualty Insurance 0.27%					346,870

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB–	320	346,870

Real Estate Management & Development 1.47%					1,900,798

Chelsea Property Group,
Note	6.000	01-15-13	BBB+	385	399,841

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	210	214,753

HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	470	474,469

Nationwide Health
Properties, Inc.,
Note	6.500	07-15-11	BBB–	230	237,387

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	574,348

Regional Banks 1.32%					1,707,630

Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A–	590	614,687

HSBC Capital Funding LP,
Perpetual Note (9.547% to
06-30-10 then variable) (Channel
Islands) (S)	9.547	12-29-49	A–	500	569,057

Suntrust Capital VIII,
Bond (6.100% to 12-15-36 then
variable) (N)	6.100	12-01-66	A–	260	262,470

Wells Fargo Capital X,
Gtd Sub Note	5.950	12-15-36	A+	260	261,416

Steel 0.23%					293,325

Reliance Steel & Aluminum Co.,
Gtd Note (S)	6.850	11-15-36	BBB–	290	293,325

Thrifts & Mortgage Finance 27.37%					35,329,518

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4
Class A5A	4.933	07-10-45	AAA	1,500	1,480,219
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.353	09-10-47	AAA	560	564,790
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	700	738,670
Mtg Pass Thru Ctf Ser 2006-5
Class A4	5.414	09-10-47	AAA	780	796,015
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	08-10-13	AAA	640	658,334

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.889	03-20-36	AAA	641	648,345

See notes to financial statements

Investment Grade Bond Fund

14

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.637%	02-25-36	AAA	$602	$604,997

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	790	781,669
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	680	668,715
Mtg Pass Thru Ctf Ser 2005-T20
Class A4A (P)	5.303	10-12-42	Aaa	260	262,070

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	755	742,377

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	386	380,567
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.877	12-25-35	AAA	562	567,849

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4 (P)	5.400	07-15-44	AAA	385	389,796
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	185	185,630

Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3	5.707	06-10-46	AAA	500	518,615

Countrywide Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	501	502,863
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	390	383,357
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	299	302,932

Countrywide Home Loans
Servicing LP,
Mtg Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	2,701	2,689,074

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	375	377,971

CS First Boston Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	1,005	981,015

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	515	525,965

See notes to financial statements

Investment Grade Bond Fund

15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.223%	12-25-34	AA	$911	$903,374
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.236	05-25-36	AA	185	187,976

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	263,583
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	235	240,073

GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	1,192	1,206,464

GMAC Mortgage Corporation
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.648	04-19-36	AAA	405	407,530

Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117	04-10-37	AAA	765	768,463

GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8
Class A2	5.479	11-10-39	Aaa	785	799,592

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.590	08-25-34	AA	463	457,445
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.406	01-25-36	AAA	964	961,913

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	304	303,335
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.388	05-25-35	AA	343	339,124
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.447	08-25-36	AA	235	240,866

JP Morgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	1,000	988,755
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,000	991,890

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	602	623,571
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	599	598,400

Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.417	11-12-37	AAA	530	537,022

See notes to financial statements

Investment Grade Bond Fund

16

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	6.105%	06-12-46	AAA	$735	$780,133
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	Aaa	510	519,960

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.374	11-14-42	AAA	520	525,648
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	755	760,074
Mtg Pass Thru Ctf Ser 2006-T23
Class A4 (P)	5.983	08-12-41	AAA	410	433,556

Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF2
Class 4A	6.738	08-25-36	AAA	513	526,642

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.360	05-25-35	AA	213	208,725

Renaissance Home Equity
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	440	434,580
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	420	415,289

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.994	12-25-35	AAA	520	530,127

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	655	663,910

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	230	232,975
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	204,607
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	110	113,168
Sub Bond Ser 2006-1A Class E (S)	6.174	11-15-36	Baa3	665	674,222

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	425	429,742

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.673	04-25-35	AA	964	911,418

Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	399	393,531

See notes to financial statements

Investment Grade Bond Fund

17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Wireless Telecommunication Services 1.24%					$1,596,085

America Movil SA de CV,
Sr Note (Mexico)	5.750%	01-15-15	BBB	$500	499,324

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	765	765,331

Embarq Corp.,
Sr Note	7.082	06-01-16	BBB–	320	331,430

			Credit
Issuer, description			rating (A) Shares		Value

Preferred stocks 0.08%					$107,520
(Cost $105,000)

Reinsurance 0.08%					107,520

Aspen Insurance Holdings, Ltd.
(Bermuda)			BBB–	4,200	107,520

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 42.71%					$55,127,872
(Cost $54,654,789)
Government U.S. 5.77%					7,444,996

United States Treasury,
Bond (L)	4.500%	02-15-36	AAA	$140	138,611
Note (L)	4.625	08-31-11	AAA	1,195	1,203,963
Note (L)	4.625	11-15-16	AAA	2,935	2,973,522
Note (L)	4.250	11-15-13	AAA	3,165	3,128,900
Government U.S. Agency 36.94%					47,682,876

Federal Home Loan Bank,
Bond	4.875	11-18-11	AAA	2,195	2,209,750

Federal Home Loan Mortgage Corp.,
30 Yr Adj Rate Pass Thru Ctf (P)	5.280	12-01-35	AAA	1,233	1,213,805
30 Yr Adj Rate Pass Thru Ctf (P)	5.161	11-01-35	AAA	1,286	1,260,213
30 Yr Adj Rate Pass Thru Ctf (P)	5.079	12-01-35	AAA	2,367	2,328,782
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	2,240	2,265,451
CMO REMIC 2489-PE	6.000	08-15-32	AAA	1,871	1,908,268
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,652	1,589,835
CMO REMIC 3153-NE	5.500	05-15-34	AAA	685	686,573
CMO REMIC 3154-PM	5.500	05-15-34	AAA	590	588,140
CMO REMIC 3184-PD	5.500	07-15-34	AAA	2,025	2,037,501

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,737	1,746,913
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	898	890,782
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	734	727,420
30 Yr Adj Rate Pass Thru Ctf (P)	6.027	03-01-14	AAA	4	3,838
30 Yr Adj Rate Pass Thru Ctf (P)	6.027	06-01-14	AAA	14	13,610
30 Yr Pass Thru Ctf	6.500	06-01-36	AAA	2,436	2,485,553
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	2,506	2,556,963
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	1,618	1,635,735
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	5,410	5,468,752
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	2,660	2,689,206
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	1,356	1,351,242

See notes to financial statements

Investment Grade Bond Fund

18

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency (continued)

Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	5.500%	02-01-36	AAA	$2,728	$2,719,251
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	930	908,863
30 Yr Pass Thru Ctf	5.000	04-01-36	AAA	2,513	2,455,062
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	781	706,504
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	547	506,720
CMO REMIC 2006-57-PD	5.500	01-25-35	AAA	815	814,353
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	600	599,517
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	855	855,230
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	665	665,616
Note (L)	5.375	07-15-16	AAA	1,500	1,568,555

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	214	224,873

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 1.75%					$2,252,000
(Cost $2,252,000)
Joint Repurchase Agreement 1.75%					2,252,000

Investment in a joint repurchase
agreement transaction with UBS
AG — Dated 11-30-06, due 12-1-06
(Secured by U.S. Treasury Inflation
Indexed Bonds 2.000%, due 1-15-26
and 3.625%, due 4-15-28 and
U.S. Treasury Inflation Indexed Notes
0.875%, due 4-15-10, 1.875%,
due 7-15-15, 2.000%, due 7-15-14,
3.375%, due 1-15-07, 3.375%, due
1-15-12, and 4.250%, due 1-15-10).
Maturity value: $2,252,330			5.280%	$2,252	2,252,000

Total investments (Cost $127,868,655) 99.69%					$128,668,718

Other assets and liabilities, net 0.31%					$401,634

Total net assets 100.00%					$129,070,352

See notes to financial statements

Investment Grade Bond Fund

19

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of November 30, 2006.

(N) This security having an aggregate value of $262,470 or 0.20% of the Fund’s net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $269,150 of Federal National Mortgage Association, 5.500%, 2-1-36 has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on November 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,179,483 or 9.44% of the Fund’s net assets as of November 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Investment Grade Bond Fund

20

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 11-30-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $127,868,655) including $9,772,504 of securities loaned	$128,668,718
Cash	452
Receivable for investments sold	690,899
Receivable for shares sold	55,269
Dividends and interest receivable	1,043,780
Receivable from affiliates	36,775
Other assets	37,361
Total assets	130,533,254

Liabilities

Payable for investments purchased	1,120,883
Payable for shares repurchased	142,303
Dividends payable	16,313
Payable to affiliates
Management fees	42,305
Distribution and service fees	8,534
Other	18,342
Other payables and accrued expenses	114,222
Total liabilities	1,462,902

Net assets

Capital paid-in	135,943,926
Accumulated net realized loss on investments and financial futures contracts	(7,682,125)
Net unrealized depreciation of investments	800,063
Accumulated net investment income	8,488
Net assets	$129,070,352

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($112,709,424 ÷ 11,473,125 shares)	$9.82
Class B ($9,510,722 ÷ 968,127 shares)	$9.82
Class C ($6,772,958 ÷ 689,439 shares)	$9.82
Class I ($77,248 ÷ 7,866 shares)	$9.82

Maximum offering price per share

Class A1 ($9.82 ÷ 95.5%)	$10.28

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Investment Grade Bond Fund

21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-06 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,722,470
Dividends	5,688
Securities lending	28,520
Total investment income	3,756,678

Expenses

Investment management fees (Note 2)	264,083
Distribution and service fees (Note 2)	233,320
Class A, B and C transfer agent fees (Note 2)	146,403
Class I transfer agent fees (Note 2)	11
Accounting and legal services fees (Note 2)	9,375
Compliance fees	1,960
Custodian fees	33,009
Blue sky fees	27,032
Printing	21,123
Professional fees	16,354
Trustees’ fees	5,447
Securities lending fees	1,090
Interest	585
Miscellaneous	7,201

Total expenses	766,993
Less expense reductions (Note 2)	(56,920)

Net expenses	710,073

Net investment income	3,046,605

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(1,232,687)
Financial futures contracts	25,200

Change in net unrealized appreciation (depreciation) of
Investments	5,310,822
Financial futures contracts	33,362

Net realized and unrealized gain	4,136,697
Increase in net assets from operations	$7,183,302

1 Semiannual period from 6-1-06 through 11-30-06.

See notes to financial statements

Investment Grade Bond Fund

22

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-06	11-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$6,316,473	$3,046,605
Net realized loss	(2,364,544)	(1,207,487)
Change in net unrealized appreciation (depreciation)	(5,577,565)	5,344,184

Increase (decrease) in net assets resulting from operations	(1,625,636)	7,183,302
Distributions to shareholders
From net investment income
Class A	(5,781,486)	(2,752,908)
Class B	(695,834)	(231,690)
Class C	(291,943)	(140,771)
Class I	(1,167)	(1,220)
	(6,770,430)	(3,126,589)
From Fund share transactions	(21,886,848)	(11,273,233)
Net assets
Beginning of period	166,569,786	136,286,872
End of period[2]	$136,286,872	$129,070,352

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

2 Includes accumulated net investment income of $88,472 and $8,488, respectively.

See notes to financial statements

Investment Grade Bond Fund

23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$9.64	$9.78	$10.47	$9.92	$10.06	$9.52
Net investment income[4]	0.48	0.43	0.40	0.39	0.42	0.22
Net realized and unrealized
gain (loss) on investments	0.19	0.75	(0.50)	0.18	(0.51)	0.31
Total from investment operations	0.67	1.18	(0.10)	0.57	(0.09)	0.53
Less distributions
From net investment income	(0.53)	(0.49)	(0.45)	(0.43)	(0.45)	(0.23)
Net asset value, end of period	$9.78	$10.47	$9.92	$10.06	$9.52	$9.82
Total return[5] (%)	6.97	12.35	(0.97)	5.79[6]	(0.96)[6]	5.67[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$159	$176	$144	$136	$116	$113
Ratio of net expenses to average
net assets (%)	1.02	1.03	1.03	1.03	1.00	0.97[8]
Ratio of gross expenses to average
net assets (%)	1.02	1.03	1.03	1.04[9]	1.04[9]	1.06[8,9]
Ratio of net investment income
to average net assets (%)	4.93	4.30	3.92	3.86	4.25	4.72[8]
Portfolio turnover (%)	573	693	312	222	160	60[7]

See notes to financial statements

Investment Grade Bond Fund

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$9.64	$9.78	$10.47	$9.92	$10.06	$9.52
Net investment income[4]	0.41	0.36	0.32	0.32	0.34	0.19
Net realized and unrealized
gain (loss) on investments	0.19	0.74	(0.50)	0.17	(0.50)	0.31
Total from investment operations	0.60	1.10	(0.18)	0.49	(0.16)	0.50
Less distributions
From net investment income	(0.46)	(0.41)	(0.37)	(0.35)	(0.38)	(0.20)
Net asset value, end of period	$9.78	$10.47	$9.92	$10.06	$9.52	$9.82
Total return[5] (%)	6.18	11.52	(1.71)	5.01[6]	(1.70)[6]	5.28[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$35	$55	$33	$22	$13	$10
Ratio of net expenses to average
net assets (%)	1.77	1.78	1.78	1.78	1.75	1.72[8]
Ratio of gross expenses to average
net assets (%)	1.77	1.78	1.78	1.79[9]	1.79[9]	1.81[8,9]
Ratio of net investment income
to average net assets (%)	4.18	3.54	3.17	3.12	3.47	3.97[8]
Portfolio turnover (%)	573	693	312	222	160	60[7]

See notes to financial statements

Investment Grade Bond Fund

25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$9.64	$9.78	$10.47	$9.92	$10.06	$9.52
Net investment income[4]	0.40	0.35	0.32	0.32	0.35	0.19
Net realized and unrealized
gain (loss) on investments	0.19	0.75	(0.50)	0.17	(0.51)	0.31
Total from investment operations	0.59	1.10	(0.18)	0.49	(0.16)	0.50
Less distributions
From net investment income	(0.45)	(0.41)	(0.37)	(0.35)	(0.38)	(0.20)
Net asset value, end of period	$9.78	$10.47	$9.92	$10.06	$9.52	$9.82
Total return[5] (%)	6.17	11.52	(1.71)	5.00[6]	(1.70)[6]	5.28[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$12	$10	$8	$7	$7
Ratio of net expenses to average
net assets (%)	1.77	1.78	1.78	1.78	1.75	1.72[8]
Ratio of gross expenses to average
net assets (%)	1.77	1.78	1.78	1.79[9]	1.79[9]	1.81[8,9]
Ratio of net investment income
to average net assets (%)	4.18	3.48	3.17	3.12	3.50	3.97[8]
Portfolio turnover (%)	573	693	312	222	160	60[7]

See notes to financial statements

Investment Grade Bond Fund

26

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-04[1,10]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$10.17	$9.92	$10.06	$9.52
Net investment income[4]	0.46	0.44	0.47	0.24
Net realized and unrealized
gain (loss) on investments	(0.29)	0.17	(0.51)	0.31
Total from investment operations	0.17	0.61	(0.04)	0.55
Less distributions
From net investment income	(0.42)	(0.47)	(0.50)	(0.25)
Net asset value, end of period	$9.92	$10.06	$9.52	$9.82
Total return[5] (%)	2.34[7]	6.23	(0.51)	5.85[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]	—[11]
Ratio of net expenses to average
net assets (%)	0.48[8]	0.49	0.62	0.63[8]
Ratio of net investment income
to average net assets (%)	4.59[8]	4.40	4.85	5.06[8]
Portfolio turnover (%)	312	222	160	60[7]

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

3 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Class I shares began operations on 7-28-03.

11 Less than $500,000.

See notes to financial statements

Investment Grade Bond Fund

27

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Investment Grade Bond Fund (the “Fund”) is a diversified series of John Hancock Bond Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to achieve a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and

Investment Grade Bond Fund

28

service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2006.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no outstanding written options on November 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2006, the Fund loaned securities having a market value of $9,772,504 collateralized by securities in the amount of $10,213,269. Securities lending expenses are paid by the Fund to the Adviser.

Investment Grade Bond Fund

29

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts. The Fund had no open financial futures contracts on November 30, 2006.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had no open swap contracts on November 30, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,349,338 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss

Investment Grade Bond Fund

30

carryforward expires as follows: May 31, 2008 — $482,530, May 31, 2012 — $628,121 and May 31, 2013 — $2,017,761 and May 31, 2014 — $1,220,926.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2006, the tax character of distributions paid was as follows: ordinary income $6,770,430. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.40% of the Fund’s average daily net asset value until June 30, 2005. Effective July 1, 2005, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.40% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.385% of the Fund’s daily net asset value in excess of $1,500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process.

Investment Grade Bond Fund

31

The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described
above for the period ended November 30,
2006 were as follows:

Distribution and
Share class	service fees

Class A	$142,218
Class B	56,661
Class C	34,441
Total	$233,320

Class A shares are assessed up-front sales charges. During the period ended November 30, 2006, JH Funds received net up-front sales charges of $24,760 with regard to sales of Class A shares. Of this amount, $2,777 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,987 was paid as sales commissions to unrelated broker-dealers and $8,996 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2006, CDSCs received by JH Funds amounted to $26,193 for Class B shares and $48 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $9,513 for the period ended November 30, 2006. Signature Services terminated this reimbursement agreement June 30, 2006. Effective January 1, 2006, the transfer agent has contractually limited transfer agent fees on Class A, Class B and Class C shares to 0.15% of each class’s average daily net assets at least until August 31, 2007. Accordingly, the transfer agent expense for Class A, Class B and

Investment Grade Bond Fund

32

Class C shares was reduced by $47,407 under this agreement.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $9,375. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 102 Class I shares of beneficial interest of the Fund on November 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-06		Period ended 11-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	939,685	$9,205,166	422,865	$4,067,948
Distributions reinvested	515,974	5,053,528	206,873	2,000,226
Repurchased	(2,788,191)	(27,263,311)	(1,335,388)	(12,846,264)
Net decrease	(1,332,532)	($13,004,617)	(705,650)	($6,778,090)

Class B shares
Sold	124,460	$1,223,050	51,532	$497,490
Distributions reinvested	54,449	533,984	18,836	181,668
Repurchased	(991,239)	(9,690,022)	(507,229)	(4,880,445)
Net decrease	(812,330)	($7,932,988)	(436,861)	($4,201,287)

Class C shares
Sold	143,259	$1,408,157	79,929	$770,905
Distributions reinvested	21,840	214,054	9,886	95,443
Repurchased	(267,113)	(2,615,915)	(123,589)	(1,191,415)
Net decrease	(102,014)	($993,704)	(33,774)	($325,067)

Class I shares
Sold	4,540	$44,240	3,189	$31,104
Distributions reinvested	22	221	26	257
Repurchased	—	—	(15)	(150)
Net increase	4,562	$44,461	3,200	$31,211

Net decrease	(2,242,314)	($21,886,848)	(1,173,085)	($11,273,233)

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

Investment Grade Bond Fund

33

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2006, aggregated $41,917,660 and $45,175,760, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $35,753,612 and $44,873,931, respectively, during the period ended November 30, 2006.

The cost of investments owned on November 30, 2006, including short-term investments, for federal income tax purposes, was $128,138,030. Gross unrealized appreciation and depreciation of investments aggregated $1,532,578 and $1,001,890, respectively, resulting in net unrealized appreciation of $530,688. The difference between book basis and tax basis net unrealized depreciation of investments is attributable to the amortization of premiums on debt securities.

Investment Grade Bond Fund

34

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Investment
Grade Bond Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Bond Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Subadviser”) for the John Hancock Investment Grade Bond Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

35

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group and Category medians, and lower than the performance of its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board noted that, although generally competitive, the performance of the Fund during the one-, three- and five-year periods was higher than the Peer Group median and equal to or lower than the Category median, and lower than its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the Category median but lower than the median of the Peer Group. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the

36

Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

37

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	MFC Global Investment	Kirkpatrick & Lockhart
Keith F. Hartstein	Management (U.S.), LLC	Preston Gates Ellis LLP
President and	101 Huntington Avenue	1 Lincoln Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02110-2950
Thomas M. Kinzler	Principal distributor
Secretary and	John Hancock Funds, LLC
Chief Legal Officer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F   F A M I LY  O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550SA 11/06
1/07

John Hancock

MUTUAL FUNDS

John Hancock

Government Income Fund

Semiannual Report

11.30.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 1 9

For more information
page 2 8

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income, consistent with preservation of capital. Maintaining a stable share price is a secondary goal. The Fund pursues these goals by normally investing at least 80% of its assets in obligations issued by or guaranteed by the U.S. government and its agencies, authorities or instrumentalities.

Over the last six months

►Government bonds rallied as the economy weakened, interest rates dropped and inflation fears eased.

►Bonds with a yield advantage over Treasuries, including mortgage securities and longer-maturity securities, led returns in the government sector.

►The Fund benefited from having a large stake in mortgage bonds, but was hampered by being less sensitive to interest rate changes than the Lehman Brothers Government Bond Index.

Top 10 issuers

Federal National Mortgage Assn.	54.5%	Countrywide Home Loans

United States Treasury	14.9%	Servicing, L.P.	2.0%

Federal Home Loan Mortgage Corp.	9.1%	Federal Home Loan Bank	2.0%

Small Business Administration	7.6%	Structured Asset Securities Corp.	1.2%

Federal Home Loan		Government National Mortgage Assn.	0.9%

Mortgage Corp. Gold	2.7%	Countrywide Alternative Loan Trust	0.5%

As a percentage of net assets on November 30, 2006.

1

Managers’ report

John Hancock
Government Income Fund

Government bonds did well during the six months ended November 30, 2006, benefiting as the economy slowed and interest rates declined substantially. Bond prices, which move in the opposite direction of interest rates, rallied, as gross domestic product (GDP), a key measure of economic growth, steadily declined, from 5.6% in the first quarter to 2.2% in the third quarter. Much of the economy’s weakness came from the housing market, which slowed as new home building and home sales fell. In turn, inflation, as tracked by the Consumer Price Index, eased. The Federal Reserve, which had raised the federal funds rate — the overnight interest rate at which banks lend each other money — to 5.25% in June, held rates steady for the first time in two years, further aiding bond returns.

Yields on longer-term bonds fell more than those on shorter-maturity issues. By November 30, 2006, the yield on 10-year Treasuries had reached 4.45%, falling below the 4.61% yield for two-year issues. As rates fell, the yield curve — a graph that plots yields on bonds from short to long maturities — inverted from its typical upward slope. Long-term bonds beat short-term bonds. In addition, spread products that have a yield advantage over Treasuries, including mortgage-backed securities and government agency bonds, outpaced Treasuries, as investors continued to search for added yield.

Performance review

During the six months ended November 30, 2006, John Hancock Government Income Fund’s Class A, Class B and Class C shares returned 5.25%, 4.86%, and 4.86%, respectively, at net asset value. Over the same period, the Lehman Brothers Government Bond Index returned 5.43% and the Morningstar, Inc. intermediate government

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Howard C. Greene, CFA, and Jeffrey N. Given, CFA

bond fund category average was 5.01% .1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

“Government bonds did well
  during the six months ended
  November 30, 2006, benefiting as
  the economy slowed and interest
  rates declined substantially.”

The Fund was less sensitive to interest rate changes than the index, which caused it to underperform. When a bond is less sensitive to interest rate changes, its price will not rise as much when interest rates fall (or fall as much when interest rates rise). The Fund, however, was more sensitive to interest rate changes than the peer group, which meant it was better positioned for falling interest rates. In addition, the Fund benefited from having a much larger stake than the index or the peer group in mortgages, which outperformed Treasuries.

Shifts within the mortgage sector

We made few changes to the Fund’s asset allocation over the period. Our biggest sector weighting was mortgage bonds, which continued to represent about 70% of assets. By comparison, the index holds no mortgage securities. Mortgage bonds benefited from their yield advantage over Treasuries. Added gains came as spreads — the difference between the yields on mortgages and Treasuries — narrowed.

Within the mortgage sector, the Fund was well positioned. We favored 30-year traditional mortgage bonds, which did better than 15-year issues as the yield curve inverted. The yield on these 30-year issues was also higher than that on 15-year bonds, enhancing returns, which consist of both income and price appreciation. Our focus was mostly on bonds

Government Income Fund

3

issued by the Federal National Mortgage Assn. (FNMA) and Federal Home Loan Mortgage Corp. (known as Freddie Mac) because they were more attractively priced than Government National Mortgage Assn. (GNMA) issues. We also leaned toward bonds with higher coupons (or stated interest rates) of 6.0% and 6.5%, which performed better than lower coupon issues. Finally, the Fund benefited from boosting its stake in Collateralized Mortgage Obligations (CMOs) — structured mortgage products with stable cash flows. CMOs gave the Fund added yield over Treasuries, as well as some protection from prepayments, which occur when homeowners pay off higher interest rate mortgages before their due dates in order to refinance at lower rates. As interest rates fell, CMOs, which represented about 20% of assets, outperformed traditional mortgages.

Little change to government bond holdings

The Fund’s stake in Treasuries inched higher as we modestly increased the Fund’s sensitivity to interest rate changes. With expectations that the yield curve would steepen, we favored intermediate-term Treasuries with maturities between five and 10 years. We sold a small stake in Treasury Inflation Protected bonds (TIPs) early in the period. These are bonds whose principal and interest payments are tied to inflation rates. We exited from TIPs because we thought they would be hurt by a decline in oil prices and a subsequent drop in inflation. In addition, TIPs tend to underperform Treasuries in the second half of the calendar year when inflation numbers are often seasonally weaker. Finally, we thought TIPs were fully valued. Selling TIPs was beneficial, as they trailed Treasuries during the period. Elsewhere, the Fund maintained a small stake in bonds issued by U.S. government agencies. We focused on bulleted agencies with fixed maturity dates because we were concerned that callable bonds might be redeemed before maturity in a falling interest rate environment.

Cautious optimism

We expect a fairly favorable environment for bonds going forward. Interest rates are unlikely to move substantially lower, which means most of the gains in the government sector will come from products that offer a slight yield advantage over Treasuries. Our outlook is for slower economic growth in 2007, driven by a continued decline in the housing sector. We do not think housing has bottomed, as affordability levels remain the worst in 20 years and new home starts continue to drop.

Government Income Fund

4

On the other hand, we think the economy is unlikely to dip into recession. If GDP comes in below-trend, we think it might help push the Fed to cut interest rates. Any decline in energy prices or inflation would also be positives for the bond market. Given that many homeowners have refinanced, we do not think prepayments pose a huge risk. However, we plan to stay somewhat defensive by keeping a sizable stake in CMOs. Going forward, we will continue to closely monitor economic data that may have an impact on bond market returns.

“…the Fund benefited from
  having a much larger stake than
  the index or the peer group in
  mortgages, which outperformed
  Treasuries.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Portfolio diversification as a percentage of net assets on November 30, 2006.

Government Income Fund

5

A look at performance

For the periods ending November 30, 2006

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-06

A	9-30-94	0.39%	2.80%	4.76%	—	0.56%	0.39%	14.80%	59.20%	—	4.19%

B	2-23-88	–0.71	2.63	4.62	—	–0.14	–0.71	13.88	57.14	—	3.64

C	4-1-99	3.29	2.98	—	4.05%	3.86	3.29	15.82	—	35.57%	3.65

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Government Income Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the
Lehman Brothers Government Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	11-30-96	$15,714	$15,714	$17,868

C1	4-1-99	13,557	13,557	15,244

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

Government Income Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,052.50	$5.13

Class B	1,000.00	1,048.60	9.01

Class C	1,000.00	1,048.60	9.01

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Government Income Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,020.10	$5.05

Class B	1,000.00	1,016.30	8.87

Class C	1,000.00	1,016.30	8.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.75% and 1.75% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Government Income Fund

9

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 11-30-06 (unaudited)

This schedule is divided into three main categories: bonds, U.S. government and agencies securities and short-term investments. Short-term investments, which represent the
Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 5.03%					$18,666,272
(Cost $18,350,480)

Thrifts & Mortgage Finance 5.03%					18,666,272

Bank of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600%	08-10-13	AAA	$1,805	1,856,708

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	1,838	1,860,108

Countrywide Home Loans Servicing L.P.,
Mtg Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	7,481	7,448,058

JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1
Class 1A4	6.000	12-25-35	AAA	1,128	1,134,892

Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	1,834	1,858,947

Structured Asset Securities Corp.,
CMO REMIC 2003-30-1A1	5.500	10-25-33	AAA	4,581	4,507,559

U.S. government and agencies securities 91.66%					$339,755,738
(Cost $336,349,798)

Government U.S. 14.92%					55,288,835

United States Treasury,
Bond (L)	9.000%	11-15-18	AAA	$5,000	7,027,735
Bond (L)	6.875	08-15-25	AAA	3,025	3,850,495
Bond	4.625	11-15-16	AAA	8,725	8,839,516
Bond (L)	4.500	02-15-36	AAA	3,030	2,999,936
Note (L)	5.125	05-15-16	AAA	8,875	9,320,134
Note (L)	4.750	05-15-14	AAA	9,000	9,171,207
Note (L)	4.625	08-31-11	AAA	13,975	14,079,812

See notes to financial statements

Government Income Fund

10

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency 76.74%					$284,466,903

Federal Home Loan Bank,
Bond	4.875%	11-18-11	AAA	$7,375	7,424,560

Federal Home Loan Mortgage
Corp. Gold,
30 Yr Pass Thru Ctf	6.500	08-01-36	AAA	9,770	9,969,741

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	452	472,787
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	1,301	1,309,321
30 Yr Adj Rate Pass Thru Ctf (P)	5.161	11-01-35	AAA	3,507	3,438,156
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	529	572,610
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	733	741,503
CMO REMIC 2489-PE	6.000	08-15-32	AAA	5,000	5,099,186
CMO REMIC 3154-PM	5.500	05-15-34	AAA	4,000	3,987,393
CMO REMIC 3184-PD	5.500	07-15-34	AAA	4,110	4,135,373
CMO REMIC 3228-PL	5.500	10-15-34	AAA	8,778	8,826,866
Note	4.875	11-15-13	AAA	5,000	5,039,485

Federal National Mortgage Assn.,
Adj Rate Mtg (P)	5.806	12-01-35	AAA	8,972	8,983,335
Adj Rate Mtg (P)	5.539	01-01-36	AAA	8,746	8,736,659
Adj Rate Mtg (P)	5.327	12-01-35	AAA	2,549	2,527,226
Adj Rate Mtg (P)	5.295	01-01-36	AAA	12,816	12,590,233
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	33	34,406
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	309	323,644
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	8,550	8,598,786
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	7,282	7,224,965
15 Yr Pass Thru Ctf	5.000	08-01-20	AAA	2,514	2,493,684
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	24	25,968
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	294	315,815
30 Yr Pass Thru Ctf	6.500	02-01-36	AAA	3,659	3,733,726
30 Yr Pass Thru Ctf	6.500	06-01-36	AAA	6,807	6,946,238
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	26,464	27,005,463
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	1,880	1,900,411
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	3,236	3,271,470
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	2,075	2,098,373
30 Yr Pass Thru Ctf	6.000	02-01-36	AAA	6,488	6,558,911
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	9,633	9,738,118
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	8,093	8,181,497
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	7,624	7,707,279
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	7,498	7,579,415
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	3,776	3,764,512
30 Yr Pass Thru Ctf	5.500	07-01-36	AAA	9,758	9,722,857
30 Yr Pass Thru Ctf	5.000	03-01-36	AAA	14,996	14,651,285
CMO REMIC 1993-225-TK	6.500	12-25-23	AAA	5,032	5,343,676
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	2,763	2,669,515
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	3,125	2,826,017
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	3,965	3,961,805
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	6,035	6,036,624
Note	5.750	05-01-13	AAA	6,000	6,037,062
Note (L)	5.375	07-15-16	AAA	5,000	5,228,515
Note (L)	4.875	12-15-16	AAA	5,000	5,036,935

See notes to financial statements

Government Income Fund

11

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency (continued)

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500%	04-15-13	AAA	$1,144	$1,200,346
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	94	103,955
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	430	477,648
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,505	1,557,357

Small Business Administration,
Pass Thru Ctf Ser 02-20K	5.080	11-01-22	AAA	4,479	4,505,847
Pass Thru Ctf Ser 05-20F	4.570	06-01-25	AAA	4,795	4,681,445
Pass Thru Ctf Ser 05-20G	4.750	07-01-25	AAA	4,744	4,680,494
Pass Thru Ctf Ser 05-20I	4.760	09-01-25	AAA	4,751	4,686,331
Pass Thru Ctf Ser 05-20J	5.090	10-01-25	AAA	4,788	4,811,440
Pass Thru Ctf Ser 05-20K	5.360	11-01-25	AAA	4,803	4,890,634

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 2.99%					$11,082,000
(Cost $11,082,000)
Joint Repurchase Agreement 2.99%					11,082,000

Investment in a joint repurchase agreement transaction with
UBS AG — Dated 11-30-06 due 12-1-06 (secured by
U.S. Treasury Inflation Indexed Bonds 2.000% due 1-15-26 and
3.625% due 4-15-28 and U.S. Treasury Inflation Indexed Notes
0.875% due 4-15-10, 1.875% due 7-15-15, 2.000% due
7-15-14, 3.375% due 1-15-07, 3.375% due 1-15-12, and
4.250% due 1-15-10). Maturity value: $11,083,625			5.280%	$11,082	11,082,000

Total investments (Cost $365,782,278) 99.68%					$369,504,010

Other assets and liabilities, net 0.32%					$1,176,913

Total net assets 100.00%					$370,680,923

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(L) All or a portion of this security is on loan as of November 30, 2006.

(P) Represents rate in effect on November 30, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Government Income Fund

12

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 11-30-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $365,782,278)
including $56,891,456 of securities loaned	$369,504,010
Cash	590
Cash segregated for futures contracts	22,750
Receivable for investments sold	8,681
Receivable for shares sold	42,243
Interest receivable	2,065,694
Other assets	196,209
Total assets	371,840,177

Liabilities

Payable for shares repurchased	656,060
Dividends payable	46,013
Payable for futures variation margin	14,219
Payable to affiliates
Management fees	203,981
Distribution and service fees	21,679
Other	51,331
Other payables and accrued expenses	165,971
Total liabilities	1,159,254

Net assets

Capital paid-in	418,268,253
Accumulated net realized loss on investments and financial futures contracts	(51,124,246)
Net unrealized appreciation of investments and financial futures contracts	3,691,682
Distributions in excess of net investment income	(154,766)
Net assets	$370,680,923

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($343,001,850 ÷ 37,932,298 shares)	$9.04
Class B ($22,460,921 ÷ 2,484,221 shares)	$9.04
Class C ($5,218,152 ÷ 576,993 shares)	$9.04

Maximum offering price per share
Class A1 ($9.04 ÷ 95.5%)	$9.47

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Government Income Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-06. (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$10,392,142
Securities lending	159,842
Total investment income	10,551,984

Expenses

Investment management fees (Note 2)	1,124,140
Distribution and service fees (Note 2)	581,531
Transfer agent fees (Note 2)	232,022
Accounting and legal services fees (Note 2)	26,586
Compliance fees	3,740
Custodian fees	28,978
Printing fees	20,083
Blue sky fees	16,993
Interest	15,674
Professional fees	12,974
Trustees’ fees	9,256
Securities lending fees	6,046
Miscellaneous	9,937
Total expenses	2,087,960
Less expense reductions (Note 2)	(99,559)
Net expenses	1,988,401
Net investment income	8,563,583

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(1,165,480)
Financial futures contracts	573,557

Change in net unrealized appreciation (depreciation) of
Investments	11,031,566
Financial futures contracts	88,569

Net realized and unrealized gain	10,528,212
Increase in net assets from operations	$19,091,795

1 Semiannual period from 6-1-06 through 11-30-06.

See notes to financial statements

Government Income Fund

14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-06	11-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$16,767,128	$8,563,583
Net realized loss	(6,866,409)	(591,923)
Change in net unrealized appreciation (depreciation)	(14,546,719)	11,120,135

Increase (decrease) in net assets resulting from operations	(4,646,000)	19,091,795
Distributions to shareholders
From net investment income
Class A	(16,149,843)	(7,981,130)
Class B	(1,255,836)	(490,166)
Class C	(194,029)	(98,569)
	(17,599,708)	(8,569,865)
From Fund share transactions	(61,788,852)	(21,608,341)

Net assets

Beginning of period	465,801,894	381,767,334
End of period[2]	$381,767,334	$370,680,923

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

2 Includes distributions in excess of net investment income of $148,484 and $154,766, respectively.

See notes to financial statements

Government Income Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$9.06	$9.21	$9.82	$9.16	$9.26	$8.79
Net investment income[4]	0.47	0.36	0.30	0.33	0.36	0.21
Net realized and unrealized
gain (loss) on investments	0.19	0.65	(0.61)	0.15	(0.45)	0.25
Total from investment operations	0.66	1.01	(0.31)	0.48	(0.09)	0.46
Less distributions
From net investment income	(0.51)	(0.40)	(0.35)	(0.38)	(0.38)	(0.21)
Net asset value, end of period	$9.21	$9.82	$9.16	$9.26	$8.79	$9.04
Total return[5,6] (%)	7.37	11.12	(3.13)	5.31	(0.99)	5.25[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$532	$565	$456	$415	$349	$343
Ratio of net expenses to average
net assets (%)	1.04	1.04	1.07	1.07	1.08	1.00[8]
Ratio of gross expenses to average
net assets[9] (%)	1.17	1.17	1.17	1.12	1.12	1.05[8]
Ratio of net investment income
to average net assets (%)	5.04	3.76	3.20	3.57	4.00	4.64[8]
Portfolio turnover (%)	110	400	411	316	209	85[7]

See notes to financial statements

Government Income Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$9.06	$9.21	$9.82	$9.16	$9.26	$8.79
Net investment income[4]	0.40	0.28	0.23	0.26	0.29	0.18
Net realized and unrealized
gain (loss) on investments	0.19	0.65	(0.61)	0.15	(0.44)	0.24
Total from investment operations	0.59	0.93	(0.38)	0.41	(0.15)	0.42
Less distributions
From net investment income	(0.44)	(0.32)	(0.28)	(0.31)	(0.32)	(0.17)
Net asset value, end of period	$9.21	$9.82	$9.16	$9.26	$8.79	$9.04
Total return[5,6] (%)	6.57	10.30	(3.85)	4.53	(1.73)	4.86[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$86	$128	$63	$44	$28	$22
Ratio of net expenses to average
net assets (%)	1.79	1.79	1.82	1.82	1.83	1.75[8]
Ratio of gross expenses to average
net assets[9] (%)	1.92	1.92	1.92	1.87	1.87	1.80[8]
Ratio of net investment income
to average net assets (%)	4.29	2.97	2.39	2.82	3.23	3.89[8]
Portfolio turnover (%)	110	400	411	316	209	85[7]

See notes to financial statements

Government Income Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$9.06	$9.21	$9.82	$9.16	$9.26	$8.79
Net investment income[4]	0.40	0.27	0.22	0.26	0.29	0.18
Net realized and unrealized
gain (loss) on investments	0.19	0.66	(0.60)	0.15	(0.44)	0.24
Total from investment operations	0.59	0.93	(0.38)	0.41	(0.15)	0.42
Less distributions
From net investment income	(0.44)	(0.32)	(0.28)	(0.31)	(0.32)	(0.17)
Net asset value, end of period	$9.21	$9.82	$9.16	$9.26	$8.79	$9.04
Total return[5,6] (%)	6.57	10.30	(3.85)	4.53	(1.73)	4.86[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$7	$26	$8	$6	$5	$5
Ratio of net expenses to average
net assets (%)	1.79	1.79	1.82	1.82	1.83	1.75[8]
Ratio of gross expenses to average
net assets[9] (%)	1.92	1.92	1.92	1.87	1.87	1.80[8]
Ratio of net investment income
to average net assets (%)	4.29	2.86	2.31	2.83	3.24	3.90[8]
Portfolio turnover (%)	110	400	411	316	209	85[7]

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Government Income Fund

18

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Government Income Fund (the “Fund”) is a diversified series of John Hancock Bond Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to earn a high level of current income consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less, may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset

Government Income Fund

19

value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2006, the Fund loaned securities having a market value of $56,891,456 collateralized by securities in the amount of $59,032,737. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts. On November 30, 2006, the Fund had deposited $22,750 in a segregated account to cover margin requirements on open financial futures contracts.

Government Income Fund

20

The Fund had the following financial futures contracts open on November 30, 2006:
	NUMBER OF
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-year Treasury Note	35	Short	Mar 07	$30,050

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $43,788,729 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 — $12,181,718, May 31, 2009 — $13,270,046, May 31, 2012 — $4,248,579, May 31, 2013 — $4,467,829 and May 31, 2014 — $9,620,557.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2006, the tax character of distributions paid was as follows: ordinary income $17,599,708. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Government Income Fund

21

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $300,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has agreed to limit the management fee to 0.55% of the Fund’s average daily net asset value, at least until September 30, 2007. Accordingly, the expense reductions related to management fee limitation amounted to $94,401 for the period ended November 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended November 30, 2006 were as follows:

Distribution and
Share class	service fees

Class A	$430,241
Class B	125,977
Class C	25,313
Total	$581,531

Class A shares are assessed up-front sales charges. During the period ended November 30, 2006, JH Funds received net up-front sales charges of $41,904 with regard to sales of Class A shares. Of this amount, $4,644 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,641 was paid as sales commissions to unrelated broker-dealers and $12,619 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended

Government Income Fund

22

November 30, 2006, CDSCs received by JH Funds amounted to $72,533 for Class B shares and $456 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Effective September 13, 2005, Signature Services agreed to limit the management fee to 0.55% until at least September 30, 2006. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $5,158 for the period ended November 30, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $26,586. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Government Income Fund

23

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-06		Period ended 11-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,706,602	$15,473,969	1,169,679	$10,402,229
Distributions reinvested	1,367,163	12,347,122	681,317	6,066,207
Repurchased	(8,191,768)	(73,979,380)	(3,646,897)	(32,372,720)
Net decrease	(5,118,003)	($46,158,289)	(1,795,901)	($15,904,284)

Class B shares
Sold	179,045	$1,619,908	78,748	$700,288
Distributions reinvested	112,339	1,015,533	43,976	391,402
Repurchased	(1,873,311)	(16,903,454)	(805,118)	(7,149,182)
Net decrease	(1,581,927)	($14,268,013)	(682,394)	($6,057,492)

Class C shares
Sold	57,679	$520,635	157,235	$1,395,308
Distributions reinvested	17,662	159,562	9,382	83,603
Repurchased	(226,586)	(2,042,747)	(126,986)	(1,125,476)
Net increase (decrease)	(151,245)	($1,362,550)	39,631	$353,435

Net decrease	(6,851,175)	($61,788,852)	(2,438,664)	($21,608,341)

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2006, aggregated $187,355,495 and $202,055,049, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $119,410,420 and $134,800,422, respectively, during the period ended November 30, 2006.

The cost of investments owned on November 30, 2006, including short-term investments, for federal income tax purposes, was $366,063,438. Gross unrealized appreciation and depreciation of investments aggregated $4,948,651 and $1,508,079, respectively, resulting in net unrealized appreciation of $3,440,572. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

Government Income Fund

24

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Government
Income Fund

The Investment Company Act of 1940 (the “1940 Act”), requires the Board of Trustees (the “Board”) of John Hancock Bond Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Subadviser”) for the John Hancock Government Income Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of  the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods

25

ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group median and lower than the performance of the Category median, and its benchmark index, the Lehman Brothers Government Bond Index. The Board also noted that the Fund’s performance during the more recent one-, three- and five-year periods under review was lower than the Peer Group and Category medians, and its benchmark index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Category. The Board also noted that the Fund’s Gross and Net Expense Ratios were not appreciably higher than the Peer Group median. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans for improving performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the

26

Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

27

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
Richard P. Chapman, Jr.*
William H. Cunningham	John G. Vrysen	Transfer agent
Charles L. Ladner*	Chief Financial Officer	John Hancock Signature
Dr. John A. Moore*
Patti McGill Peterson*	Investment adviser	Services, Inc.
Steven R. Pruchansky	John Hancock Advisers, LLC	1 John Hancock Way,
*Members of the Audit Committee	601 Congress Street	Suite 1000
	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	MFC Global Investment	Kirkpatrick & Lockhart
Keith F. Hartstein	Management (U.S.), LLC	Preston Gates Ellis LLP
President and	101 Huntington Avenue	1 Lincoln Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02110-2950
Thomas M. Kinzler
Secretary and	Principal distributor
Chief Legal Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

28

J O H N   H A N C O CK   F AM I L Y   O F   F U N D S

EQUTIY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
11-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.

560SA 11/06
1/07

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Fund

Semiannual Report
11.30.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 2 1

Notes to financial
statements
page 2 8

For more information
page 4 0

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan. The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily. In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks high current income. Capital appreciation is a secondary goal. The Fund normally invests at least 80% of its assets in U.S. and foreign fixed income securities rated BB/Ba or lower and their unrated equivalents.

Over the last six months

► High yield bonds performed well in a period when economic growth and inflation moderated, and the Federal Reserve ended its campaign for higher interest rates.

► The Fund beat its benchmark and the competition thanks to overweights in airlines, hotel and leisure and cable and media bonds.

► We have a cautious outlook for the high yield market — which we think is fully valued after years of outperformance relative to other fixed income investments — because slower economic growth means a more challenging environment for lower-quality bonds.

Top 10 issuers
Northwest Airlines, Inc.	6.6%	XM Satellite Radio Holdings, Inc.	2.6%

Rural Cellular Corp.	5.1%	Trump Entertainment Resorts, Inc.	2.5%

AMR Corp.	4.2%	UAL Corp.	2.5%

Freeport-McMoRan		XM Satellite Radio, Inc.	2.0%

Copper & Gold, Inc.	4.0%	Comcast Corp.	2.0%

Dobson Communications Corp.	2.6%

As a percentage of net assets on November 30, 2006.

Manager’s report

John Hancock

High Yield Fund

Bonds produced solid returns in the six months ended November 30, 2006, when the Lehman Brothers Aggregate Bond Index returned 5.93% . Looking at the economic environment, corporate earnings growth remained healthy, while energy prices retreated from record highs and the Federal Reserve ended its long-running campaign for higher interest rates, holding the fed funds rate target steady at 5.25% since June. Economic growth slowed to a more moderate, sustainable pace during the period, reflecting a slowdown in the housing market.

This backdrop helped credit-sensitive bonds outperform Treasury securities, with the Merrill Lynch High Yield Master II Index posting a return of 6.85% . At the same time, the Treasury segment of the Lehman index had a return of 5.63% . Not only were economic conditions favorable, but also market fundamentals; with bond yields relatively low overall, demand from investors searching for income helped high yield securities. That said, the difference in yield, or spread, between high yield and Treasury bonds remains in the neighborhood of an all-time low, meaning investors aren’t being compensated with much additional yield for the greater credit risk. In any event, merger and acquisition activity also benefited many segments of the market. Finally, automotive credits — far and away the biggest piece of the high yield index after the downgrades to junk status of massive amounts of Ford and General Motors debt last year — performed well thanks to optimism about an eventual turnaround in the Motor City.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Charter	▲	“Triple play” of video, internet and phone driving subscriber and
Communications		revenue growth
American Airlines	▲	Profits up on lower costs, higher fares and fuller planes
Sprint Nextel	▼	Disappointing earnings and trouble digesting Nextel merger

Portfolio Manager, MFC Global Investment Management (U.S.), LLC
Arthur N. Calavritinos, CFA

Fund performance

For the six months ended November 30, 2006, John Hancock High Yield Fund’s Class A, Class B, and Class C shares posted total returns of 11.32%, 10.91% and 10.91%, respectively, at net asset value. These results were well ahead of the 6.85% return of the Fund’s benchmark, the Merrill Lynch High Yield Master II Index and the 5.82% average return of the high-yield bond funds tracked by Morningstar, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested  for the entire period and did not reinvest all Fund distributions. See pages six and seven for historical performance information.

“Bonds produced solid returns
  in the six months ended
  November 30, 2006…”

The Fund outperformed its index and the Morningstar category average by a wide margin as a result of solid performance from holdings in several industries, including airlines, hotel and leisure and cable and media bonds. Our equity stake (about 15% of assets) also helped relative performance, as stocks outperformed bonds during the period. That said, the Fund’s performance would have been even better relative to its benchmark but for our position in Sprint Nextel, which lagged, and the fact that we have no exposure to automotive debt, which performed well.

QUALITY
DISTRIBUTION2

BB 6%
B 29%
CCC 31%
CC 2%
D 12%

Airlines soar

Our results were helped by a significant overweight in airlines — primarily positions we took years ago when the securities were trading at distressed levels. We’re positive on these names because we believe industry restructuring signals that a secular change is underway in the investment climate for these securities. Massive pension costs and rising energy prices combined to force a restructuring of costs and cuts

High Yield Fund

in capacity across the industry, as did terrorism-related concerns that hurt demand. As a result of this restructuring, the airlines have swung from losing money with oil prices (an important factor in determining fuel costs and profitability) around $28 a barrel several years ago to profitability today, even as oil trades at more than twice that amount. In addition, fares, air travel and capacity utilization numbers are all generally higher. Examples of names we hold in this space are Alaska Airlines, American Airlines, United Air Lines and Delta Air Lines, among others.

Cable, casinos pay

The portfolio also benefited from a sizable position in casinos, another example of an industry where we like the business model and cash flow generation, and were able to build positions at attractive valuations. In the last six months, the market recognized the value in some of these names, and we began to see merger and acquisition activity pick up in this space.

In addition, cable and media holdings also contributed to the portfolio’s outperformance. This was another industry segment where we’re seeing earnings improve for what we think are attractively valued firms executing nicely on their business plans. Cable names, such as long-time holdings Comcast and Charter Communications, saw rapid revenue and subscriber growth driven by the “triple play” acquisition of cable, data and phone customers.

But despite those successes, our performance relative to the benchmark would have been even better but for a big stake in Sprint Nextel, which is experiencing growing pains after last year’s merger. We arrived at this position by owning Nextel before its acquisition by Sprint. We continue to believe in the future success of the combined company and view these as transitory problems, and find the company’s valuation and asset base very attractive.

SECTOR DISTRIBUTION[2]

Consumer discretionary	31%
Industrials	29%
Materials	17%
Telecommunication
services	12%
Information technology .	2%
Financials	2%
Consumer staples	2%
Utilities	2%
Health care	1%
Energy	1%

Outlook

As we’ve been saying for some time now, we think high yield bonds look expensive after several years of outperformance compared with other fixed income investments. Not only are we cautious on high yield bonds from a valuation perspective, but also because slower economic growth argues for deteriorating credit quality and higher default rates going forward. As a result, we’ll continue to position the Fund defensively and favor bonds

High Yield Fund

of larger, more established businesses in less economically sensitive sectors of the economy. This positioning is consistent with our investment approach, which looks for the best relative values in the marketplace, as well as between stocks and bonds.

“The Fund outperformed its index
  and the Morningstar category
  average by a wide margin as a
  result of solid performance from
  holdings in several industries,
  including airlines, hotel and
  leisure and cable and media
  bonds.”

In addition, as part of our defensive positioning, we’re likely to continue to hold a number of callable bonds — older bonds with coupons significantly higher than today’s market interest rates. As a result, these securities are trading to their call dates — specified times when the issuing company can buy back their older, higher-interest debt. This has allowed us to hold bonds with attractive coupons that are cash-like because of their short effective duration (interest rate sensitivity). In the meantime, we’ll continue to look for opportunities to put this money to work in restructuring industries with good businesses and cash flow trading at what we believe are attractive levels.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in high yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on November 30, 2006.

High Yield Fund

A look at performance

For the periods ending November 30, 2006

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-06

A	6-30-93	14.33%	12.56%	6.85%	—	6.21%	14.33%	80.66%	93.90%	—	5.81%

B	10-26-87	13.90	12.53	6.70	—	5.91	13.90	80.45	91.29	—	5.35

C	5-1-98	17.89	12.77	—	4.68%	9.91	17.89	82.38	—	48.10%	5.33

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

High Yield Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch U.S. High Yield Master II Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	11-30-96	$19,129	$19,129	$18,916

C1	5-1-98	14,806	14,806	16,006

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch U.S. High Yield Master II Index is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

High Yield Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,113.20	$5.18

Class B	1,000.00	1,109.10	9.07

Class C	1,000.00	1,109.10	9.07

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

High Yield Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,020.20	$4.95

Class B	1,000.00	1,016.50	8.67

Class C	1,000.00	1,016.50	8.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.97%, 1.71% and 1.72% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

High Yield Fund

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 11-30-06 (unaudited)

This schedule is divided into ten main categories: bonds, capital preferred securities, common stocks, lessor equipment trust certificates, preferred stocks, royalty trusts, tax-exempt long-term bonds, tranche loans, warrants and short-term investments. Bonds, capital preferred securities, common stocks, lessor equipment trust certificates, preferred stocks, royalty trusts, tax-exempt long-term bonds, tranche loans and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 71.11%					$721,769,813
(Cost $724,590,515)

Advertising 1.31%					13,253,750

Vertis, Inc.,
Gtd Sr Note Ser B	10.875%	06-15-09	CCC	$5,000	4,975,000
Sub Note (S)	13.500	12-07-09	Caa3	9,250	8,278,750

Aerospace & Defense 0.89%					9,000,000

AAR Corp.,
Note	6.875	12-15-07	BB	9,000	9,000,000

Airlines 19.60%					198,949,706

Alaska Airlines, Inc.,
Equip Trust (G)	10.150	02-01-11	B	1,261	1,223,123
Equip Trust Ctf Ser A	9.500	04-12-10	B+	5,933	5,583,181
Equip Trust Ctf Ser D	9.500	04-12-12	B+	4,218	3,869,246

American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06-15-10	CCC+	1,500	1,520,625
Equip Trust Ser F	10.800	03-15-07	B–	1,354	1,364,155
Equip Trust Ser G	10.800	03-15-07	B–	1,354	1,364,155
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	B–	3,649	3,612,041
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC+	5,081	4,826,950
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	B–	2,036	1,964,411
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	B–	4,211	4,232,055

AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	CCC+	6,900	13,601,625
Conv Sr Note	4.250	09-23-23	CCC+	11,500	22,669,375
Note Ser D	8.900	02-26-07	Caa2	1,000	1,000,000

KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12-29-49	B–	1,680	709,553

Northwest Airlines, Inc.,
Conv Sr Note (H)	8.700	11-15-23	D	35,160	29,182,800
Gtd Conv Sr Note (H)	Zero	05-15-23	D	14,500	11,980,625
Gtd Note (H)	8.700	03-15-07	D	7,900	6,596,500
Gtd Sr Note (H)	10.000	02-01-09	D	2,605	2,175,175
Gtd Sr Note (H)	9.875	03-15-07	D	27,705	23,826,300
Pass Thru Ctf Ser 2001-1 Class C	7.626	04-01-10	CCC–	748	699,162

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Airlines (continued)

NWA Trust,
Note Ser C	11.300%	12-21-12	CCC+	$7,620	$7,506,114

UAL Corp.,
Conv Bond (G)	5.000	02-01-21	B–	16,780	18,746,616
Gtd Conv Sr Sub Note (G)(S)	4.500	06-30-21	Caa1	5,000	6,728,500

United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-2 Class C	7.762	04-01-07	CC	20,436	17,983,979

US Airways, Inc.,
Pass Thru Ctf Ser 1998-1 Class C	6.820	01-30-14	B+	7,297	5,983,440

Auto Parts & Equipment 0.43%					4,404,000

Exide Technologies,
Sr Sec Note (S)	11.500	03-15-13	CC	4,800	4,404,000

Broadcasting & Cable TV 8.61%					87,377,439

Adelphia Communications Corp.,
Sr Note Ser B (G)(H)	9.875	03-01-07	D	5,985	5,117,175

Canadian Satellite Radio
Holdings, Inc.,
Sr Note (Canada) (G)	12.750	02-15-14	CCC+	13,000	12,951,250

CCO Holdings, LLC/CCO Holdings
Capital Corp.,
Sr Note	8.750	11-15-13	CCC–	10,000	10,250,000

Charter Communications Holdings,
LLC/Charter Communications
Holdings Capital Corp.,
Sr Note	10.750	10-01-09	CCC–	17,700	16,992,000

Charter Communications
Holdings I, LLC,
Gtd Sr Note (G)(S)	11.000	10-01-15	CCC–	1,720	1,677,000
Gtd Sr Sec Note	11.000	10-01-15	CCC–	344	337,120

Charter Communications Holdings
II, LLC/Charter Communications
II Capital Corp.,
Sr Note	10.250	09-15-10	CCC–	5,000	5,225,000

Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon
(14.00%, 04-01-10) (G)(O)(S)	Zero	04-01-13	CCC	3,600	2,412,000

Pegasus Communications Corp.,
Sr Note Ser B (G)(H)	Zero	08-01-07	D	13,525	1,149,625

Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)	Zero	03-01-07	D	9,200	11,500
Sr Note (G)(H)(L)(S)	Zero	01-15-10	D	10,250	871,250

XM Satellite Radio, Inc.,
Gtd Sr Note (P)	9.871	05-01-13	CCC	5,600	5,404,000
Gtd Sr Note	9.750	05-01-14	CCC	15,290	15,137,100

XM Satellite Radio
Holdings, Inc.,
Conv Sr Note	1.750	12-01-09	CCC–	11,805	9,842,419

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Casinos & Gaming 6.94%					$70,456,574

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750%	06-15-14	B–	$515	515,000

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	7,900	7,939,500

Majestic Holdco, LLC,
Gtd Sr Sec Note, Step Coupon
(12.50%, 10-15-08) (O)(S)	Zero	10-15-11	CCC+	10,000	6,400,000

Majestic Star Casino, LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	3,750	3,871,875

Majestic Star Casino,
LLC/Majestic Star Casino
Capital II, LLC,
Sr Note	9.750	01-15-11	CCC+	2,500	2,325,000

Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B+	50	53,125

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	350	368,375
Sr Sub Note (S)	9.000	06-01-12	B–	2,200	2,244,000

Riviera Holdings Corp.,
Gtd Sr Note	11.000	06-15-10	B	7,000	7,420,000

Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,373	4,520,116

Trump Entertainment
Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B–	25,741	25,547,838

Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B+	2,090	2,137,025

Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	BB–	6,712	7,114,720

Commodity Chemicals 0.74%					7,493,455

Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	493,455

Braskem SA,
Note (Brazil) (S)	11.750	01-22-14	BB	5,600	7,000,000

Construction & Engineering 0.76%					7,752,500

Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)	11.500	02-25-09	B+	7,000	7,752,500

Diversified Commercial & Professional Services 0.77%					7,782,767

MSX International, Inc.,
Gtd Sr Sub Note	11.375	01-15-08	CCC–	3,500	2,704,844

Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC–	7,346	5,077,923

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Metals & Mining 3.37%					$34,197,093

Doe Run Resources Corp.,
Gtd Note Ser AI,
Payment-In-Kind (G)	11.750%	11-01-08	CCC+	$11,364	11,193,966

Freeport-McMoRan Copper &
Gold, Inc.,
Sr Note	10.125	02-01-10	B+	20,285	21,400,675

Katanga Mining Ltd.,
Sub Note (Canada) (D)(G)	14.000	11-30-13	B–	2,000	1,602,452

Electric Utilities 0.94%					9,552,638

Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	B–	8,435	9,552,638

Electrical Components & Equipment 0.33%					3,375,337

NXP BV/NXP Funding, LLC,
Sr Sec Bond (Netherlands) (S)	7.875	10-15-14	BB+	3,285	3,375,337

Electronic Manufacturing Services 1.93%					19,617,725

UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B–	18,595	19,617,725

Environmental & Facilities Services 0.73%					7,447,875

Allied Waste Industries, Inc.,
Conv Sr Sub Deb	4.250	04-15-34	B+	7,500	7,134,375

Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	313,500

Food Distributors 0.47%					4,735,560

Mastellone Hermanos SA,
Gtd Sr Note Ser A-2
(Argentina) (G)	8.000	06-30-12	B	6,231	4,735,560

Health Care Services 0.59%					6,045,000

Alliance Imaging, Inc.,
Sr Sub Note	7.250	12-15-12	B–	6,500	6,045,000

Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)	Zero	03-15-08	D	4,875	0

Hotels, Resorts & Cruise Lines 1.37%					13,908,937

TDS Investor Corp.,
Sr Note (S)	9.875	09-01-14	B–	14,085	13,908,937

Housewares & Specialties 0.26%					2,656,250

Vitro SA de CV,
Sr Note (Mexico)	11.750	11-01-13	CCC	2,500	2,656,250

Insurance Brokers 0.00%					50,000

SIG Capital Trust I,
Gtd Trust Preferred
Security (B)(H)	Zero	08-15-27	D	5,000	50,000

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Leisure Facilities 1.77%					$17,930,848

AMC Entertainment, Inc.,
Gtd Sr Note (P)	9.624%	08-15-10	Ba3	$6,080	6,277,600
Sr Sub Note (L)	9.500	02-01-11	CCC+	9,699	9,723,248
Sr Sub Note	8.000	03-01-14	CCC+	2,000	1,930,000

Managed Health Care 0.94%					9,497,500

HealthSouth Corp.,
Sr Note (P)(S)	11.418	06-15-14	CCC+	5,000	5,237,500
Sr Note (S)	10.750	06-15-16	CCC+	4,000	4,260,000

Metal & Glass Containers 0.55%					5,568,850

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	4,900	5,132,750

Owens-Brockway Glass
Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	300	309,000
Gtd Sr Sec Note	8.875	02-15-09	BB–	124	127,100

Movies & Entertainment 0.25%					2,550,200

Cinemark, Inc.,
Sr Disc Note, Step Coupon (9.75%,
03-15-09) (O)	Zero	03-15-14	CCC+	3,110	2,550,200

Oil & Gas Exploration & Production 0.63%					6,375,000

McMoRan Exploration Co.,
Conv Sr Note (G)(S)	6.000	07-02-08	B–	4,500	5,737,500
Conv Sr Note (G)	6.000	07-02-08	B–	500	637,500

Packaged Foods & Meats 0.36%					3,662,350

ASG Consolidated, LLC/ASG
Finance, Inc.,
Sr Disc Note, Step Coupon
(11.50%, 11-01-08) (O)	Zero	11-01-11	B–	4,115	3,662,350

Paper Packaging 2.00%					20,259,375

Graphic Packaging International, Inc.,
Sr Sub Note	9.500	08-15-13	B–	6,000	6,180,000

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B–	2,800	2,961,000

Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	10,500	10,828,125
Sr Note	8.375	07-01-12	CCC+	300	290,250

Paper Products 2.31%					23,407,250

Abitibi-Consolidated, Inc.,
Deb (Canada)	8.850	08-01-30	B+	3,000	2,467,500
Deb (Canada)	7.400	04-01-18	B+	2,000	1,580,000

Advance Agro Capital BV,
Gtd Sr Note (Thailand)	13.000	11-15-07	B–	7,000	7,507,500

APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (G)(H)	Zero	12-29-49	D	7,500	37,500

Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (G)(H)	Zero	07-01-07	D	6,000	2,280,000

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Paper Products (continued)

Newark Group, Inc.,
Sr Sub Note	9.750%	03-15-14	B–	$4,725	$4,725,000

Pope & Talbot, Inc.,
Deb	8.375	06-01-13	CCC	600	477,000
Sr Note	8.375	06-01-13	CCC	5,450	4,332,750

Personal Products 0.01%					116,057

ContinentalAFA Dispensing Co.,
Conv Note (B)(G)	10.000	03-30-09	B–	170	17,042
Note (B)(G)	10.000	03-15-08	B–	196	19,640

Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375

Photographic Products 0.07%					690,000

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note (G)(H)	11.875	08-01-09	D	3,000	690,000

Restaurants 1.99%					20,192,638

Planet Hollywood
International, Inc.,
Note (B)(G)	16.000	08-09-11	Caa1	18,899	20,192,638

Steel 1.35%					13,702,175

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	Zero	11-15-09	D	9,700	14,550

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B–	12,600	12,789,000

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	910	898,625

Textiles 0.48%					4,849,020

Coyne International
Enterprises Corp.,
Sr Sub Note (B)(G)	11.250	06-01-08	CCC	5,925	4,849,020

Thrifts & Mortgage Finance 1.31%					13,344,269

DB Master Finance, LLC,
Sub Bond Ser 2006-1-M1(S)	8.285	06-20-31	BB	4,430	4,549,490

SBA CMBS Trust,
Sub Bond Ser 2006-1A-H (S)	7.389	11-15-36	Ba3	4,645	4,701,429
Sub Bond Ser 2006-1A-J (S)	7.825	11-15-36	B1	4,045	4,093,350

Tobacco 0.84%					8,531,000

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B–	3,850	4,081,000

North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon
(12.25%, 03-01-08) (O)	Zero	03-01-14	Caa2	1,300	910,000

North Atlantic Trading Co., Inc.,
Sr Note	9.250	03-01-12	Caa1	4,000	3,540,000

Water Utilities 0.64%					6,525,000

Compania de Saneamento Basico do
Estado de Sao Paulo,
Note (Brazil) (S)	12.000	06-20-08	BB–	6,000	6,525,000

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Wireless Telecommunication Services 5.57%					$56,511,675

American Cellular Corp.,
Sr Note Ser B	10.000%	08-01-11	CCC	$1,205	1,271,275

Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC	4,705	4,916,725

Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	25,990	26,184,925

Grupo Iusacell SA de CV,
Sr Note (Mexico) (G)(H)	14.250	12-01-06	D	6,150	3,013,500

Rural Cellular Corp.,
Sr Sub Note	9.750	01-15-10	CCC	20,610	21,125,250

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Capital preferred securities 0.42%					$4,251,770
(Cost $3,890,000)

Regional Banks 0.42%					4,251,770

CSBI Capital Trust I, 11.75%,
Ser A, 06-06-27 (B)(G)			BBB	$3,890	4,251,770

Issuer				Shares	Value

Common stocks 15.66%					$158,970,981
(Cost $144,647,058)
Airlines 2.13%					21,668,382

Air France-KLM, American Depositary Receipt (ADR) (France)				118,387	4,733,112

AMR Corp. (I)				200,000	6,392,000

ATA Holdings Corp. (I)				370,651	6,226,917

Pinnacle Airlines Corp. (I)				439,100	4,316,353
Aluminum 0.01%					129,790

Golden Northwest Aluminum, Inc. (Class A) (B)(I)				43	289

Golden Northwest Aluminum, Inc. (Class B) (B)(I)				19,271	129,501

Broadcasting & Cable TV 4.13%					41,898,343

Canadian Satellite Radio Holdings, Inc. (Class A) (Canada) (I)				20,000	133,975

Charter Communications, Inc. (Class A) (I)			1,700,000		5,015,000

Comcast Corp. (Special Class A) (I)				510,000	20,542,800

WorldSpace, Inc. (Class A) (I)				30,000	146,400

XM Satellite Radio Holdings, Inc. (Class A) (I)			1,112,200		16,060,168

Casinos & Gaming 1.25%					12,644,000

Gabrielino Tribal Gaming Authority (Execution Investment) (B)(I)				90,000	90,000

Gabrielino Tribal Gaming Authority (Gaming Revenue Investment) (B)(I)				125,000	125,000

Isle of Capris Casinos, Inc. (I)(U)				450,000	12,429,000

Commodity Chemicals 0.70%					7,148,859

Applied Extrusion Technologies, Inc. (Class A) (B)(I)(L)				51,082	968,468

Great Lakes Carbon Income Fund (Canada)				688,586	6,180,391

Diversified Metals & Mining 1.91%					19,346,482

Freeport-McMoRan Copper & Gold, Inc. (Class B)				307,722	19,346,482

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Electric Utilities 0.00%		$0

Mirant Corp. (B)(I)	10,500,000	0

Environmental & Facilities Services 1.43%		14,547,233

Allied Waste Industries, Inc. (I)	950,141	12,047,788

Kaiser Group Holdings, Inc. (I)	81,949	2,499,445

Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188

Hotels, Resorts & Cruise Lines 0.02%		209,955

Sunterra Corp. (I)	20,188	209,955

Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)(W)	4,430	0

Glasstech, Inc. (Class C) (B)(I)	10	0

Integrated Telecommunication Services 0.96%		9,764,366

Chunghwa Telecom Co., Ltd., ADR (Taiwan)	513,914	9,764,366

Paper Products 0.19%		1,885,850

APP China Group Ltd. (Bermuda) (B)(I)	37,717	1,885,850

Personal Products 0.00%		1,690

ContinentalAFA Dispensing Co. (B)(I)	168,966	1,690

Publishing 0.67%		6,842,500

MediaNews Group, Inc. (I)	29,750	6,842,500

Specialized Consumer Services 0.18%		1,800,000

Paragon Shipping, Inc. (I)	180,000	1,800,000

Specialty Chemicals 0.15%		1,483,700

American Pacific Corp. (I)	200,500	1,483,700

Steel 0.02%		197,300

Haynes International, Inc. (I)	3,946	197,300

Wireless Telecommunication Services 1.91%		19,402,343

Dobson Communications Corp. (Class A) (I)	714,912	6,183,989

Sprint Nextel Corp.	633,751	12,364,482

USA Mobility, Inc.	35,081	853,872

	Par value
Issuer, description	(000)	Value

Lessor equipment trust certificates 0.01%		$123,341
(Cost $117,280)

Airlines 0.01%		123,341

US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US)
(N528US) (N651US) (N652US) (B)(H)	$606	6,061
Lessor Equip Trust Ctf
(N591US) (B)(H)	400	117,280

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 4.64%					$47,047,319
(Cost $56,363,876)

Broadcasting & Cable TV 0.33%					3,307,600

Granite Broadcasting Corp.,
12.75%, Payment-In-Kind (I)			Ca	11,710	1,580,850

Pegasus Communications Corp.,
6.50%, Ser C, Conv (G)(H)			D	345,350	1,726,750

Pegasus Satellite Communications,
Inc., 12.75%, Ser B (G)(H)			D	4,831	0

Food Distributors 0.00%					11,850

RAB Holdings, Inc., 11.00%, Ser C (B)(G)(I)			D	79	11,850

Forest Products 0.97%					9,869,527

TimberWest Forest Corp., Unit (Common Stock,
Preferred Shares & Sub Note) (Canada) (G)			B–	751,400	9,869,527

Industrial Machinery 0.16%					1,610,218

Glasstech, Inc., 12.75%,
Ser B (B)(G)			B	4,475	1,439,250

Glasstech, Inc., Ser A (B)(G)(I)			B	171	170,968

Glasstech, Inc., Ser C (B)(G)(I)			B–	11	0

Marine 0.00%					0

Pacific & Atlantic Holdings, Inc. (B)(G)(I)			CCC	99,231	0

Wireless Telecommunication Services 3.18%					32,248,124

Dobson Communications Corp.,
6.00%, Ser F, Conv (G)(S)			B–	8,860	1,678,894

Rural Cellular Corp., 12.25%,
Payment-In-Kind			D	26,642	29,905,645

Rural Cellular Corp., 11.375%,
Ser B (I)			Caa2	533	663,585

Issuer, description				Shares	Value

Royalty trusts 1.29%					$13,077,044
(Cost $9,605,156)

Diversified Metals & Mining 1.29%					13,077,044

GLC Carbon USA, Inc./GLC Securityholder, LLC
(Common Stock & Promissory Note) (Canada)			1,456,241		13,077,044

Interest		Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 0.44%					$4,450,200
(Cost $3,162,655)

Industrial Development 0.20%					1,973,460

New York City Industrial
Development Agency,
Spec Facil Rev British Airways
Plc Proj	5.250%	12-01-32	BB–	$2,000	1,973,460

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Other Revenue 0.24%					$2,476,740

Dallas-Fort Worth Texas
International Airport Facility
Improvement Corp.,
Rev Ref Airport Facil Imp	9.125%	05-01-29	CCC+	$2,000	2,476,740

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 3.66%					$37,141,150
(Cost $36,921,518)

Airlines 1.72%					17,459,900

Delta Air Lines, Inc.,
Tranche C (Fac LN231265), 03-16-08 (G)			B–	$15,000	15,450,000

United Air Lines, Inc.,
Tranche B (Fac LN236957), 02-01-12			B+	1,990	2,009,900

Apparel, Accessories & Luxury Goods 0.95%					9,681,250

Hanesbrands, Inc.,
Tranche B (Fac LN284920), 09-05-13			BB-	7,000	7,175,000

HBI Branded Apparel Ltd., Inc.,
Tranche (2nd Lien Fac), 04-15-14			B–	2,500	2,506,250
Diversified Metals & Mining 0.99%					10,000,000

Thompson Creek Metals Co.,
Tranche A (First Lien Note), 11-01-12 (B)			B–	10,000	10,000,000

Issuer				Shares	Value

Warrants 0.13%					$1,264,537
(Cost $3,608,017)
Airlines 0.10%					1,027,819

Air France-KLM (France) (I)				107,625	1,027,819
Broadcasting & Cable TV 0.01%					32,818

XM Satellite Radio, Inc. (I)				9,350	32,818
Casinos & Gaming 0.00%					0

Silver Slipper Casino (B)(I)				1,929	0
Diversified Metals & Mining 0.02%					155,517

Doe Run Resources Corp. (B)(I)				28	0

Katanga Mining Ltd. (Canada) (I)				80,000	155,517
Food Retail 0.00%					15,699

Pathmark Stores, Inc. (I)				62,796	15,699
Hotels, Resorts & Cruise Lines 0.00%					32,403

Sunterra Corp. (B)(I)				30,283	32,403
Restaurants 0.00%					0

Planet Hollywood International, Inc. (B)(I)				2,816	0
Textiles 0.00%					281

HF Holdings, Inc. (B)(I)				28,092	281

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.81%			$8,234,000
(Cost $8,234,000)

Joint Repurchase Agreement 0.81%			8,234,000

Investment in a joint repurchase
agreement transaction with UBS
AG — Dated 11-30-06 due 12-1-06
(secured by U.S. Treasury
Inflation Indexed Bonds 2.000%
due 1-15-26 and 3.625% due
4-15-28 and U.S. Treasury
Inflation Indexed Notes 0.875%
due 4-15-10, 1.875% due 7-15-15,
2.000% due 7-15-14, 3.375% due
1-15-07, 3.375% due 1-15-12 and
4.250% due 1-15-10)	5.280%	$8,234	8,234,000

Total investments (Cost $991,140,075) 98.17%			$996,330,155

Other assets and liabilities, net 1.83%			$18,621,217

Total net assets 100.00%			$1,014,951,372

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $49,466,685 or 4.87% of the Fund’s net assets as of November 30, 2006.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of November 30, 2006.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,737,712 or 14.85% of the Fund’s net assets as of November 30, 2006.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

High Yield Fund

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 11-30-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $991,140,075)
including $4,269,462 of securities loaned	$996,330,155
Cash	817
Receivable from investments sold	3,615,145
Receivable for shares sold	7,945,477
Receivable for forward foreign currency exchange contracts	32,675,859
Dividends and interest receivable	15,500,263
Receivable for defaulted maturities	2,519,075
Unrealized appreciation on swap contracts	338,952
Other assets	123,913
Total assets	1,059,049,656

Liabilities

Payable for investments purchased	8,740,620
Payable for shares repurchased	1,861,685
Payable upon return of securities loaned
Payable for options written, at value (premiums received $306,990)	90,000
Payable for forward foreign currency exchange contracts	31,996,844
Payable for swap contracts	1,185
Dividends payable	303,087
Payable to affiliates
Management fees	421,387
Distribution and service fees	110,099
Other	191,518
Other payables and accrued expenses	381,859
Total liabilities	44,098,284

Net assets

Capital paid-in	1,323,542,497
Accumulated net realized loss on investments, options written, swaps
and foreign currency transactions	(324,971,195)
Net unrealized appreciation of investments, options written, swaps
and translation of assets and liabilities in foreign currencies	12,346,062
Accumulated net investment income	4,034,008
Net assets	$1,014,951,372

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($587,088,028 ÷ 105,713,238 shares)	$5.55
Class B ($262,939,588 ÷ 47,346,429 shares)	$5.55
Class C ($164,923,756 ÷ 29,695,642 shares)	$5.55

Maximum offering price per share

Class A1 ($5.55 ÷ 95.5%)	$5.81

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-06 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$40,645,006
Dividends (net of foreign withholding taxes of $170,325)	2,451,849
Securities lending	104,819
Total investment income	43,201,674

Expenses

Investment management fees (Note 2)	2,288,601
Distribution and service fees (Note 2)	2,574,670
Transfer agent fees (Note 2)	537,331
Accounting and legal services fees (Note 2)	62,994
Compliance fees	10,820
Professional fees	82,186
Custodian fees	72,660
Printing	35,056
Blue sky fees	30,509
Interest	28,663
Trustees’ fees	18,109
Securities lending fees	4,018
Miscellaneous	37,082
Total expenses	5,782,699
Net investment income	37,418,975

Realized and unrealized gain (loss)
Net realized gain (loss) on

Investments	2,092,328
Options written	803,080
Swap contracts	(3,421)
Foreign currency transactions	(441,497)

Change in net unrealized appreciation (depreciation) of
Investments	56,800,688
Options written	39,367
Swap contracts	338,952
Translation of assets and liabilities in foreign currencies	1,682,491

Net realized and unrealized gain	61,311,988

Increase in net assets from operations	$98,730,963

1 Semiannual period from 6-1-06 through 11-30-06.

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-06	11-30-06[1]

Increase (decrease) in net assets
From operations

Net investment income	$64,386,744	$37,418,975
Net realized gain (loss)	(53,052,637)	2,450,490
Change in net unrealized appreciation (depreciation)	77,190,902	58,861,498
Increase in net assets resulting from operations	88,525,009	98,730,963
Distributions to shareholders
From net investment income
Class A	(31,704,041)	(20,775,236)
Class B	(24,118,284)	(10,119,858)
Class C	(8,835,912)	(5,218,077)
	(64,658,237)	(36,113,171)
From Fund share transactions	(13,116,665)	78,749,851

Net assets

Beginning of period	862,833,622	873,583,729
End of period[2]	$873,583,729	$1,014,951,372

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

2 Includes accumulated net investment income of $2,728,204 and $4,034,008, respectively.

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$5.11	$4.72	$4.69	$5.05	$5.05	$5.20
Net investment income[4]	0.47	0.45	0.42	0.38	0.42	0.23
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.01)	0.37	0.02	0.15	0.34
Total from investment operations	0.15	0.44	0.79	0.40	0.57	0.57
Less distributions
From net investment income	(0.54)	(0.47)	(0.43)	(0.40)	(0.42)	(0.22)
Net asset value, end of period	$4.72	$4.69	$5.05	$5.05	$5.20	$5.55
Total return[5] (%)	3.59	11.05	17.18	8.09	11.63	11.32[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$254	$297	$343	$347	$469	$587
Ratio of expenses to average
net assets (%)	1.02	1.04	0.96	1.00	1.01	0.97[7]
Ratio of net investment income
to average net assets (%)	9.85	10.54	8.09	7.49	8.09	8.77[7]
Portfolio turnover (%)	69	49	49	30	47[8]	16[6]

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$5.11	$4.72	$4.69	$5.05	$5.05	$5.20
Net investment income[4]	0.43	0.42	0.39	0.34	0.38	0.21
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.01)	0.37	0.02	0.15	0.34
Total from investment operations	0.11	0.41	0.76	0.36	0.53	0.55
Less distributions
From net investment income	(0.50)	(0.44)	(0.40)	(0.36)	(0.38)	(0.20)
Net asset value, end of period	$4.72	$4.69	$5.05	$5.05	$5.20	$5.55
Total return[5] (%)	2.81	10.23	16.31	7.30	10.83	10.91[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$515	$512	$481	$385	$281	$263
Ratio of expenses to average
net assets (%)	1.77	1.79	1.72	1.74	1.74	1.71[7]
Ratio of net investment income
to average net assets (%)	9.10	9.92	7.43	6.78	7.36	8.02[7]
Portfolio turnover (%)	69	49	49	30	47[8]	16[6]

See notes to financial statements

High Yield Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-02[1,2]	5-31-03[1]	5-31-04[1]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$5.11	$4.72	$4.69	$5.05	$5.05	$5.20
Net investment income[4]	0.43	0.41	0.38	0.34	0.38	0.21
Net realized and unrealized
gain (loss) on investments	(0.32)	—[9]	0.38	0.02	0.15	0.34
Total from investment operations	0.11	0.41	0.76	0.36	0.53	0.55
Less distributions
From net investment income	(0.50)	(0.44)	(0.40)	(0.36)	(0.38)	(0.20)
Net asset value, end of period	$4.72	$4.69	$5.05	$5.05	$5.20	$5.55
Total return[5] (%)	2.81	10.23	16.31	7.29	10.81	10.91[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$61	$108	$134	$131	$124	$165
Ratio of expenses to average
net assets (%)	1.77	1.79	1.72	1.75	1.76	1.72[7]
Ratio of net investment income
to average net assets (%)	9.10	9.72	7.33	6.74	7.34	8.02[7]
Portfolio turnover (%)	69	49	49	30	47[8]	16[6]

1 Audited by previous auditor.

2 As required, effective 6-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 5-31-02, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 6-1-01, have not been restated to reflect this change in presentation.

3 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Excludes merger activity.

9 Less than $0.01 per share.

See notes to financial statements

High Yield Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock High Yield Fund (the “Fund”) is a diversified series of John Hancock Bond Trust, (the “Trust”) an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. The investment objective of the Fund is to seek a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

High Yield Fund

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $5,047,826, and the weighted average interest rate was 5.61% . Interest expense includes $17,860 paid under the line of credit. There was no outstanding borrowing under the line of credit on November 30, 2006.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract

High Yield Fund

at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Written options for the period ended November 30, 2006, were as follows:
	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	6,500	2,005,123
Options written	—	—
Option closed	(5,500)	(1,698,133)
Outstanding, end of period	1,000	306,990

Summary of written options outstanding on November 30, 2006:
NAME	NUMBER OF	EXERCISE	EXPIRATION
OF ISSUER	CONTRACTS	PRICE	DATE	VALUE

CALLS
Isle of Capris
Casinos, Inc.	1,000	$30.00	Jan 2007	$90,000
Total	1,000			$90,000

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2006, the Fund loaned securities having a market value of $4,269,462 collateralized by securities in the amount of $4,390,605. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent  an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss). The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

High Yield Fund

The Fund had the following interest rate swap contracts open on November 30, 2006:
		RATE TYPE

	PAYMENTS
NOTIONAL	RECEIVED	PAYMENTS MADE	TERMINATION
AMOUNT	BY FUND	BY FUND	DATE	APPRECIATION

$5,600,000	5.451% (a)	3-month LIBOR	May 2013	$176,224
5,000,000	5.413% (a)	3-month LIBOR	June 2014	162,728
Total				$338,952
(a) Fixed rate

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $314,746,966 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2007 — $21,790,325, May 31, 2008 — $14,048,332, May 31, 2009 — $19,043,883, May 31, 2010 — $112,553,950, May 31, 2011 — $49,238,057, May 31, 2012 — $32,389,010, May 31, 2013 — $16,601,696 and May 31, 2014 — $49,081,713.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was  issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

High Yield Fund

The Fund had the following open forward foreign currency exchange contracts on November 30, 2006:
	PRINCIPAL AMOUNT	EXPIRATION	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

SELLS
Canadian Dollar	$35,513,895	Jan 2007	$708,708
Swiss Franc	1,000,000	Jan 2007	(29,693)
			$679,015

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals and/or writing off interest, or dividend receivable when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2006, the tax character of distributions paid was as follows: ordinary income $64,658,237. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d) 0.475% of the next $2,500,000,000 and (e) 0.45% of the Fund’s average daily net asset value in excess of $5,000,000,000. Effective January 1, 2006, the Fund will have a subadvisory agreement with Sovereign Asset Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (Sovereign), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal adviser on the Fund and Sovereign will act as subadviser under the supervision of the Adviser. This restructuring did not have an impact on the Fund, which will continue to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

High Yield Fund

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described
above for the period ended November 30,
2006 were as follows:

Distribution and
Share class	service fees

Class A	$613,209
Class B	1,285,272
Class C	676,189
Total	$2,574,670

Class A shares are assessed up-front sales charges. During the period ended November 30, 2006, JH Funds received net up-front sales charges of $1,497,761 with regard to sales of Class A shares. Of this amount, $177,102 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,299,119 was paid as sales commissions to unrelated broker-dealers and $21,540 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2006, CDSCs received by JH Funds amounted to $175,719 for Class B shares and $17,588 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by 0.05% . There were no transfer agent fee reductions during the period ended November 30, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $62,994. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan.

High Yield Fund

The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and  the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-06		Period ended 11-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	39,953,019	$204,845,679	34,519,996	$179,560,248
Issued in reorganization	2,293,199	11,682,015	—	—
Distributions reinvested	3,466,704	17,805,234	2,213,670	11,613,233
Repurchased	(24,280,835)	(123,942,727)	(21,114,099)	(108,984,358)
Net increase	21,432,087	$110,390,201	15,619,567	$82,189,123

Class B shares
Sold	4,113,005	$21,036,523	4,080,758	$21,209,096
Issued in reorganization	1,510,604	7,695,772	—	—
Distributions reinvested	2,089,922	10,705,771	843,317	$4,415,133
Repurchased	(29,873,598)	(152,561,848)	(11,571,622)	(60,059,750)
Net decrease	(22,160,067)	($113,123,782)	(6,647,547)	($34,435,521)

Class C shares
Sold	6,114,523	$31,459,348	8,283,312	$43,406,817
Issued in reorganization	697,140	3,551,508	—	—
Distributions reinvested	887,779	4,553,205	503,761	2,644,771
Repurchased	(9,809,524)	(49,947,145)	(2,877,393)	(15,055,339)
Net increase (decrease)	(2,110,082)	($10,383,084)	5,909,680	$30,996,249

Net increase (decrease)	(2,838,062)	($13,116,665)	14,881,700	$78,749,851

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2006, aggregated $191,643,273 and $139,970,417, respectively.

The cost of investments owned on November 30, 2006, including short-term investments, for federal income tax purposes, was $993,843,152. Gross unrealized appreciation and depreciation of investments aggregated $137,043,959 and $131,698,929, respectively, resulting in net unrealized appreciation of $5,345,030. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discount on debt securities.

High Yield Fund

Note 5
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended November 30, 2006 is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Glasstech, Inc. (Class B)
bought: sold: none	4,430	4,430	—	—	—
Sheffield Steel Corp.
bought: sold: 242,897
shares at $4,907,366	242,897	—	95,398	—	—

Totals			$95,398	—	—

High Yield Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock High
Yield Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Bond Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Subadviser”) for the John Hancock High Yield Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of  comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board favorably noted that the Fund’s performance during the periods under review was higher than the median performance of the Peer Group and Category, and its benchmark index, the Credit Suisse High Yield Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was lower than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	MFC Global Investment	Kirkpatrick & Lockhart
Keith F. Hartstein	Management (U.S.), LLC	Preston Gates Ellis LLP
President and	101 Huntington Avenue	1 Lincoln Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02110-2950
Thomas M. Kinzler
Secretary and	Principal distributor
Chief Legal Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I LY  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.

570SA 11/06
1/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007